                                                              FILE NO. 333-61879
                                                              FILE NO. 811-08965
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                               PRE-EFFECTIVE AMENDMENT NO.                   [ ]

                               POST-EFFECTIVE AMENDMENT NO. 2                [X]

                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                               AMENDMENT NO. 3                               [X]

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                      VARIABLE ANNUITY SEPARATE ACCOUNT II
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                           20 WASHINGTON AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55401
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (612) 372-5597
                            ------------------------

                                JAMES M. ODLAND

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                           20 WASHINGTON AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55401
                     (NAME AND ADDRESS OF AGENT OF SERVICE)
                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------
  TITLE OF SECURITIES BEING REGISTERED: VARIABLE ANNUITY CONTRACTS ISSUED BY A
                          REGISTERED SEPARATE ACCOUNT.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                      VARIABLE ANNUITY SEPARATE ACCOUNT II

                 CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

 FORM N-4
ITEM NUMBER   PART A INFORMATION REQUIRED IN PROSPECTUS
-----------   -----------------------------------------
     1.       Cover Page
     2.       Definitions
     3.       Summary of Contract Expenses
     4.       Performance Information and Condensed Financial Information
     5.       ReliaStar Life Insurance Company of New York; The Variable
              Account; Investments of the Variable Account
     6.       Charges Made by ReliaStar Life Insurance Company of New York
     7.       The Contracts
     8.       Annuity Provisions
     9.       The Contracts
    10.       The Contracts
    11.       The Contracts
    12.       Federal Tax Status
    13.       Legal Proceedings
    14.       Statement of Additional Information Table of Contents

              PART B INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL
              INFORMATION
              ------------------------------------------------------------

    15.       Cover Page
    16.       Table of Contents
    17.       Introduction
    18.       Administration of the Contracts
    19.       Distribution of the Contracts
    20.       Distribution of the Contracts
    21.       Calculation of Yield and Return
    22.       Annuity Provisions (In Prospectus)
    23.       Financial Statements

              PART C OTHER INFORMATION
              ------------------------------------------------------------

    24.       Financial Statements and Exhibits
    25.       Directors and Officers of the Depositor
    26.       Persons Controlled by or Under Common Control with the
              Depositor or Registrant
    27.       Number of Contract Owners
    28.       Indemnification
    29.       Principal Underwriters
    30.       Location of Accounts and Records
    31.       Not Applicable
    32.       Undertakings

                                                                     MAY 1, 2000


                                [RELIASTAR LOGO]

                               SELECTQANNUITY NY

              Individual Deferred Variable/Fixed Annuity Contracts

                                   Issued By

                  ReliaStar Life Insurance Company of New York
                      Variable Annuity Separate Account II
                of ReliaStar Life Insurance Company of New York

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING IT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contract we are offering is a contract between you, the owner, and us, ReliaStar Life Insurance Company of New York ("ReliaStar New York"). It provides a means for selecting one or more investment funds ("Investment Options" or "Funds") on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


     Through the Variable Account, the Contract offers up to 34 investment options. Currently there is no charge for transfers. The returns on these investment options are not guaranteed and you can possibly lose money.


     The Contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar New York. While your money is in the fixed account, the interest you earn and your principal is guaranteed by ReliaStar New York.

     The Contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.


3. PURCHASE: The minimum amount ReliaStar New York will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar New York may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar New York may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1 million.



4. INVESTMENT OPTIONS: You can put your money in up to 34 investment options which are described in the prospectuses for the Funds.

AIM VARIABLE                                     FIDELITY VARIABLE INSURANCE    FIDELITY VARIABLE INSURANCE
INSURANCE FUNDS:  THE ALGER AMERICAN FUND:       PRODUCTS FUND:                 PRODUCTS FUND II:
AIM V.I. Dent     Alger American Growth          VIP Equity-Income              VIP II
 Demographic      Portfolio                      Portfolio --                   Contrafund(R)Portfolio --
 Trends Fund      Alger American Leveraged All-  Initial Class                  Initial Class
                   Cap Portfolio                 VIP Growth Portfolio --        VIP II Index 500 Portfolio --
                  Alger American Midcap Growth   Initial Class                  Initial Class
                   Portfolio                     VIP High Income Portfolio --   VIP II Investment Grade Bond
                  Alger American Small           Initial Class                   Portfolio -- Initial Class
                   Capitalization Portfolio      VIP Money Market Portfolio --
                                                 Initial Class

AIM VARIABLE
INSURANCE FUNDS:  JANUS ASPEN SERIES:
AIM V.I. Dent     Aggressive Growth Portfolio
 Demographic      Growth Portfolio
 Trends Fund      International Growth Portfolio
                  Worldwide Growth Portfolio



NEUBERGER BERMAN ADVISERS                                       PILGRIM VARIABLE PRODUCTS
MANAGEMENT TRUST:               OCC ACCUMULATION TRUST:         TRUST:                          PUTNAM VARIABLE TRUST:
Limited Maturity Bond           Equity Portfolio                Pilgrim VP Growth               Putnam VT Growth and Income
Portfolio                       Global Equity Portfolio         Opportunities                     Fund -- Class IA Shares
Partners Portfolio              Managed Portfolio               Portfolio                       Putnam VT New Opportunities
Socially Responsive Portfolio   Small Cap Portfolio             Pilgrim VP Growth + Value         Fund -- Class IA Shares
                                                                Portfolio                       Putnam VT Voyager Fund --   Class
                                                                Pilgrim VP High Yield Bond      IA Shares
                                                                Portfolio
                                                                Pilgrim VP International Value
                                                                Portfolio
                                                                Pilgrim VP MagnaCap Portfolio
                                                                Pilgrim VP MidCap
                                                                Opportunities
                                                                Portfolio
                                                                Pilgrim VP Research Enhanced
                                                                Index Portfolio
                                                                Pilgrim VP SmallCap
                                                                Opportunities Portfolio


Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


     Each year ReliaStar New York deducts a $30 contract maintenance charge from your Contract. Reliastar New York reserves the right to waive this Annual Contract Charge where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios.



     There are also investment fund annual expenses which range from 0.27% to 1.53% of the average daily value of the investment fund depending upon the investment option which you select.



     If you take your money out, we may assess a withdrawal charge. This charge is equal to a maximum of 6.00% in payment years 1 and 2 and reduces to 0 after payment year 6.



     Upon written notice to you, we may also assess a state premium tax charge if the State of New York adopts a premium tax that would apply to your Contract.



     The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as 0.06% below), the 1.40% insurance charges assessed on most Contracts, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5.00% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0.00% in both examples.

                                                                                                       TOTAL ANNUAL
                                                                                                   EXPENSES AT END OF:
                                                                                                   --------------------
                                          TOTAL ANNUAL          TOTAL ANNUAL       TOTAL ANNUAL      (1)         (2)
INVESTMENT FUNDS                        INSURANCE CHARGES    PORTFOLIO EXPENSES      EXPENSES      1 YEAR     10 YEARS
----------------                        -----------------    ------------------    ------------    -------    ---------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends
     Fund.............................        1.46%                 1.40%              2.86%         $88        $365
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio.....        1.46%                 0.79%              2.25%         $82        $308
  Alger American Leveraged AllCap
     Portfolio........................        1.46%                 0.93%              2.39%         $83        $321
  Alger American MidCap Growth
     Portfolio........................        1.46%                 0.85%              2.31%         $82        $314
  Alger American Small Capitalization
     Portfolio........................        1.46%                 0.90%              2.36%         $83        $319
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND:
  VIP Equity-Income
     Portfolio -- Initial Class.......        1.46%                 0.56%              2.02%         $80        $286
  VIP Growth Portfolio -- Initial
     Class............................        1.46%                 0.65%              2.11%         $80        $294
  VIP High Income Portfolio -- Initial
     Class............................        1.46%                 0.69%              2.15%         $81        $298
  VIP Money Market
     Portfolio -- Initial Class.......        1.46%                 0.27%              1.73%         $77        $256
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II:
  VIP II Contrafund(R)
     Portfolio -- Initial Class.......        1.46%                 0.65%              2.11%         $80        $294
  VIP II Index 500
     Portfolio -- Initial Class.......        1.46%                 0.28%              1.74%         $77        $257
  VIP II Investment Grade Bond
     Portfolio -- Initial Class.......        1.46%                 0.54%              2.00%         $79        $284
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio.........        1.46%                 0.67%              2.13%         $81        $296
  Growth Portfolio....................        1.46%                 0.67%              2.13%         $81        $296
  International Growth Portfolio......        1.46%                 0.76%              2.22%         $82        $305
  Worldwide Growth Portfolio..........        1.46%                 0.70%              2.16%         $81        $299
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio.....        1.46%                 0.76%              2.22%         $82        $305
  Partners Portfolio..................        1.46%                 0.87%              2.33%         $83        $316
  Socially Responsive Portfolio.......        1.46%                 1.53%              2.99%         $89        $377
OCC ACCUMULATION TRUST:
  Equity Portfolio....................        1.46%                 0.91%              2.37%         $83        $319
  Global Equity Portfolio.............        1.46%                 1.10%              2.56%         $85        $337
  Managed Portfolio...................        1.46%                 0.83%              2.29%         $82        $312
  Small Cap Portfolio.................        1.46%                 0.89%              2.35%         $83        $318
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities
     Portfolio........................        1.46%                 0.90%              2.36%         $83        $319
  Pilgrim VP Growth + Value
     Portfolio........................        1.46%                 0.80%              2.26%         $82        $309
  Pilgrim VP High Yield Bond
     Portfolio........................        1.46%                 0.80%              2.26%         $82        $309
  Pilgrim VP International Value
     Portfolio........................        1.46%                 1.00%              2.46%         $84        $328
  Pilgrim VP MidCap Opportunities

                                                                                                       TOTAL ANNUAL
                                                                                                   EXPENSES AT END OF:
                                                                                                   --------------------
                                          TOTAL ANNUAL          TOTAL ANNUAL       TOTAL ANNUAL      (1)         (2)
INVESTMENT FUNDS                        INSURANCE CHARGES    PORTFOLIO EXPENSES      EXPENSES      1 YEAR     10 YEARS
----------------                        -----------------    ------------------    ------------    -------    ---------
  Pilgrim VP Research Enhanced Index
     Portfolio........................        1.46%                 0.89%              2.35%         $83        $318
  Pilgrim VP SmallCap Opportunities
     Portfolio........................        1.46%                 0.90%              2.36%         $83        $319
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income
     Fund -- Class IA Shares..........        1.46%                 0.50%              1.96%         $79        $280
  Putnam VT New Opportunities Fund --
     Class IA Shares..................        1.46%                 0.59%              2.05%         $80        $289
  Putnam VT Voyager Fund -- Class IA
     Shares...........................        1.46%                 0.57%              2.03%         $80        $287



Certain of the portfolios are subject to fee reimbursement or waiver arrangements. The charges above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract. The Total Annual Insurance charges listed above represent the maximum insurance charges that currently may be assessed for Contract expenses.


6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.


7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10.00% of your total purchase payments each year without charge from us. Withdrawals in excess of that will be charged a maximum of 6.00% in payment years 1 and 2 which reduces to 0 after payment year 6. After we have a payment for 6 years, there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 6 year withdrawal charge period.


8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment fund you choose. Performance will be affected by the insurance charges, the contract maintenance charge, the investment expenses and other expenses of the investment fund, and any applicable withdrawal charges. Past performance is not a guarantee of future results.


9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the current Contract Value, or 2) the money you've put in reduced, in the event of any partial surrender, by a specified formula, or 3) the Contract Value at the most recent specified contract anniversary plus any money you've added since that anniversary reduced, in the event of any partial surrender by a specified formula, based upon any money you've taken out since that anniversary. For a description of the formula for establishing reductions resulting from partial surrenders, see the Prospectus. If you die after age 85, your beneficiary would receive the Contract Value.


10. OTHER INFORMATION


FREE LOOK. If you cancel the Contract within 10 days after receiving it, we will return the sum of (a) the difference between the Purchase Payments received including any fees or other charges and the amounts, if any, allocated to the Sub-Accounts or the Fixed Account under the Contract and (b) the Contract Value as of the next Valuation Date after we receive your request. No Surrender Charges will apply.


NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

        - You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. ReliaStar New York calls this feature the Systematic Withdrawal Program.

        - You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. ReliaStar New York calls this feature Dollar Cost Averaging.

        - ReliaStar New York will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. ReliaStar New York calls this feature Portfolio Rebalancing.

These features may not be suitable for your particular situation.

11. INQUIRIES: If you need more information, please contact us at:

                  ReliaStar Life Insurance Company of New York
                         1000 Woodbury Road, Suite 102
                            Woodbury, New York 11797

                                 1-877-884-5050




          or the distributor of the Contracts, our affiliated Company,
                       Washington Square Securities, Inc.
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                                 1-800-621-3750

                       or your registered representative

                                [RELIASTAR LOGO]
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                         1000 WOODBURY ROAD, SUITE 102
                            WOODBURY, NEW YORK 11797

                                 1-877-884-5050



                             ---------------------

                               SELECTQANNUITY NY

              Individual Deferred Variable/Fixed Annuity Contracts
                                   Issued by

                The ReliaStar Life Insurance Company of New York
                      Variable Annuity Separate Account II
                of ReliaStar Life Insurance Company of New York

     This Prospectus offers flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status.") Annuity payouts from the Contracts are deferred until a selected later date. The Contracts are issued by ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II (the "Variable Account"), a separate account of ReliaStar Life Insurance Company of New York ("ReliaStar New York").

     Subject to certain restrictions, you can allocate premiums to:

     - the Fixed Account, an account that provides a minimum specified rate of interest; and

     - Sub-Accounts of the Variable Account, which allow you to invest in certain portfolios of the following Funds (the "Investment Funds"):


AIM Variable Insurance Funds

The Alger American Fund
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II
Janus Aspen Series
Neuberger Berman Advisers Management Trust

OCC Accumulation Trust


Pilgrim Variable Products Trust

Putnam Variable Trust

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account".) The Fixed Account is the general account of ReliaStar New York.


     Additional information about the Contracts, ReliaStar New York and the Variable Account, contained in a Statement of Additional Information dated May 1, 2000, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available by accessing the SEC's internet web site (http://www.sec.gov) or upon request without charge by writing to Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this Prospectus, and its Table of Contents can be found on page 33 of this Prospectus.


     THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACT THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     THESE INSURANCE AND INVESTMENT PRODUCTS:

     - ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     - ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     - ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

     - HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     This Prospectus must be accompanied or preceded by the current prospectuses for the investment funds offered by AIM Variable Insurance Funds, The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, Pilgrim Variable Products Trust, and Putnam Variable Trust.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.

                               TABLE OF CONTENTS


                                            PAGE
                                            ----
DEFINITIONS...............................    3
SUMMARY OF CONTRACT EXPENSES..............    5
RELIASTAR LIFE INSURANCE COMPANY OF NEW
  YORK....................................   11
THE VARIABLE ACCOUNT......................   11
INVESTMENTS OF THE VARIABLE ACCOUNT.......   12
CHARGES MADE BY RELIASTAR NEW YORK........   15
  Surrender Charge (Contingent Deferred
     Sales Charge)........................   15
  Annual Contract Charge..................   16
  Waiver of Charges.......................   16
  Mortality Risk Premium..................   17
  Expense Risk Premium....................   17
  Administration Charge...................   17
  Premium and Other Taxes.................   17
  General: Reduction or Waiver of Charges
     or Minimum Purchase Payments.........   17
  Expenses of the Investment Funds........   17
ADMINISTRATION OF THE CONTRACTS...........   18
THE CONTRACTS.............................   18
  Allocation of Purchase Payments.........   18
  Sub-Account Accumulation Unit Value.....   18
  Net Investment Factor...................   19
  Death Benefit Before the Annuity
     Commencement Date....................   19
  Death Benefit After the Annuity
     Commencement Date....................   20
  Surrender (Redemption)..................   20
  Systematic Withdrawals..................   20
  Transfers...............................   21
  WRITTEN TRANSFERS.......................   21
  TELEPHONE/FAX INSTRUCTIONS..............   22
  DOLLAR COST AVERAGING TRANSFERS.........   22
  PORTFOLIO REBALANCING SERVICE...........   22
  Assignments.............................   23
  Contract Owner and Beneficiaries........   23



                                            PAGE
                                            ----
  Contract Inquiries......................   23
ANNUITY PROVISIONS........................   23
  Annuity Commencement Date...............   23
  Annuity Form Selection..................   24
  Annuity Forms...........................   24
  Frequency and Amount of Annuity
     Payments.............................   24
  Annuity Payments........................   24
  Sub-Account Annuity Unit Value..........   25
  Assumed Investment Rate.................   25
FEDERAL TAX STATUS........................   26
  Introduction............................   26
  Tax Status of the Contract..............   26
  Taxation of Annuities...................   27
  Taxation of Death Benefit Proceeds......   28
  Penalty Tax on Certain Distributions....   28
  Possible Changes in Taxation............   28
  Transfers, Assignments or Exchanges of a
     Contract.............................   28
  Withholding.............................   28
  Multiple Contracts......................   28
  Taxation of Qualified Plans.............   29
  Possible Charge for ReliaStar New York's
     Taxes................................   30
  Other Tax Consequences..................   30
VOTING OF FUND SHARES.....................   30
DISTRIBUTION OF THE CONTRACTS.............   30
REVOCATION................................   31
REPORTS TO OWNERS.........................   31
LEGAL PROCEEDINGS.........................   31
EXPERTS...................................   31
FURTHER INFORMATION.......................   31
STATEMENT OF ADDITIONAL INFORMATION TABLE
  OF CONTENTS.............................   33
APPENDIX A: THE FIXED ACCOUNT.............  A-1
APPENDIX B: PERFORMANCE INFORMATION AND
  CONDENSED FINANCIAL INFORMATION.........  B-1

                                  DEFINITIONS

     ANNUITANT -- The person who is named by the Owner whose life determines the annuity benefits payable.

     ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE) -- The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar New York.

     BENEFICIARY -- The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the Annuitant's death.

     CODE -- The Internal Revenue Code of 1986, as amended.

     CONTRACT ANNIVERSARY -- Occurs yearly on the same day and month the Contract was issued.

     CONTRACT OWNER (OWNER) -- The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons only, except when it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code.

     CONTRACT VALUE -- The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

     CONTRACT YEAR -- Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.

     DEATH BENEFIT -- The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")


     DEATH BENEFIT VALUATION DATE -- The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar New York receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.


     FIXED ACCOUNT -- The Fixed Account is the general account of ReliaStar New York, which consists of all assets of ReliaStar New York other than those allocated to separate accounts of ReliaStar New York.

     FIXED ANNUITY -- An annuity with payments which do not vary as to dollar amount.

     INVESTMENT FUNDS -- Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.


     QUALIFIED PLAN -- A retirement plan under Sections 401, 403(a), 403(b), 408 or 408A or similar provisions of the Code.


     SPECIFIED CONTRACT ANNIVERSARY -- Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

     SUB-ACCOUNT -- That portion of the Variable Account which invests in shares of a specific Investment Fund.

     SUB-ACCOUNT ACCUMULATION UNIT -- A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

     SUCCESSOR BENEFICIARY -- The person named to become the Beneficiary if the Beneficiary is not alive.

     VALUATION DATE -- Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and Christmas Day.

     VALUATION PERIOD -- The time interval between a Valuation Date and the next Valuation Date.

     VARIABLE ACCOUNT -- ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II. A separate account of ReliaStar New York consisting of assets set aside by ReliaStar New York, the investment performance of which is kept separate from that of the general assets of ReliaStar New York.


     VARIABLE ANNUITY -- A series of periodic payments to the Contract Payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the Contract.

     VARIABLE ANNUITY UNIT -- A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases...........................  None
Surrender Charge (as a percentage of amounts surrendered
  attributable to purchase payments made in the last six
  Contract Years)(a)

CONTRACT YEAR OF SURRENDER MINUS CONTRACT  SURRENDER CHARGE AS A PERCENTAGE OF
        YEAR OF PURCHASE PAYMENT                  EACH PURCHASE PAYMENT
-----------------------------------------  -----------------------------------
                   0-1                                     6%
                   2-3                                      5
                   4-5                                      4
               6 and later                                  0

Transfer Charge(b)..........................................  None
ANNUAL CONTRACT CHARGE......................................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
  Mortality and Expense Risk Premiums(c)....................  1.25%
Other Account Fees and Expenses (See "Administration
  Charge")..................................................  0.15%
Total Variable Account Annual Expenses......................  1.40%

Annual Investment Fund Expenses After Reimbursements(e)(f)(g)(i)(j)(l)(m):
(as a percentage of Investment Fund average net assets)


                                                                                        TOTAL INVESTMENT
                                                              MANAGEMENT     OTHER        FUND ANNUAL
                                                                 FEES       EXPENSES        EXPENSES
                                                              ----------    --------    ----------------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund(c)..................     0.85%        0.55%           1.40%
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio(c)........................     0.75%        0.04%           0.79%
  Alger American Leveraged AllCap Portfolio(c)..............     0.85%        0.08%           0.93%
  Alger American MidCap Growth Portfolio(c).................     0.80%        0.05%           0.85%
  Alger American Small Capitalization Portfolio(c)..........     0.85%        0.05%           0.90%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Equity-Income Portfolio -- Initial Class(c)(d)........     0.48%        0.08%           0.56%
  VIP Growth Portfolio -- Initial Class(c)(d)...............     0.58%        0.07%           0.65%
  VIP High Income Portfolio -- Initial Class(c).............     0.58%        0.11%           0.69%
  VIP Money Market Portfolio -- Initial Class...............     0.18%        0.09%           0.27%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Contrafund(R) Portfolio -- Initial Class(c)(d).....     0.58%        0.07%           0.65%
  VIP II Index 500 Portfolio -- Initial Class(c)(d).........     0.24%        0.04%           0.28%
  VIP II Investment Grade Bond Portfolio -- Initial
     Class(c)...............................................     0.43%        0.11%           0.54%
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio(c)(e).........................     0.65%        0.02%           0.67%
  Growth Portfolio(c)(e)....................................     0.65%        0.02%           0.67%
  International Growth Portfolio(c)(e)......................     0.65%        0.11%           0.76%
  Worldwide Growth Portfolio(c)(e)..........................     0.65%        0.05%           0.70%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio(c)........................     0.65%        0.11%           0.76%
  Partners Portfolio(c).....................................     0.80%        0.07%           0.87%
  Socially Responsive Portfolio(c)(f).......................     0.85%        0.68%           1.53%
OCC ACCUMULATION TRUST:
  Equity Portfolio(c)(g)....................................     0.80%        0.11%           0.91%
  Global Equity Portfolio(c)(g).............................     0.80%        0.30%           1.10%
  Managed Portfolio(c)(g)...................................     0.77%        0.06%           0.83%
  Small Cap Portfolio(c)(g).................................     0.80%        0.09%           0.89%
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities Portfolio(h)(i)...........     0.75%        0.15%           0.90%
  Pilgrim VP Growth + Value Portfolio(h)....................     0.75%        0.05%           0.80%
  Pilgrim VP High Yield Bond Portfolio(h)...................     0.75%        0.05%           0.80%
  Pilgrim VP International Value Portfolio(h)...............     1.00%        0.00%           1.00%
  Pilgrim VP MagnaCap Portfolio(h)(i).......................     0.75%        0.15%           0.90%
  Pilgrim VP MidCap Opportunities Portfolio(h)(i)...........     0.75%        0.15%           0.90%
  Pilgrim VP Research Enhanced Index Portfolio(h)...........     0.75%        0.14%           0.89%
  Pilgrim VP Small Cap Opportunities Portfolio(h)...........     0.75%        0.15%           0.90%
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income Fund -- Class IA Shares.......     0.46%        0.04%           0.50%
  Putnam VT New Opportunities Fund -- Class IA Shares.......     0.54%        0.05%           0.59%
  Putnam VT Voyager Fund -- Class IA Shares.................     0.53%        0.04%           0.57%



     The fee and expense information above regarding the Investment Funds was provided by the Funds.



     Except for the Pilgrim Variable Products Trust, neither the Investment Funds nor their Advisers are affiliated with ReliaStar New York.

EXAMPLES

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund.....................   $88       $148       $211        $365
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................    82        130        181         308
  Alger American Leveraged AllCap Portfolio.................    83        134        188         321
  Alger American MidCap Growth Portfolio....................    82        132        184         314
  Alger American Small Capitalization Portfolio.............    83        134        187         319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Equity-Income Portfolio -- Initial Class..............    80        123        170         286
  VIP Growth Portfolio -- Initial Class.....................    80        126        175         294
  VIP High Income Portfolio -- Initial Class................    81        127        177         298
  VIP Money Market Portfolio -- Initial Class...............    77        115        155         256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Contrafund(R) Portfolio -- Initial Class...........    80        126        175         294
  VIP II Index 500 Portfolio -- Initial Class...............    77        115        156         257
  VIP II Investment Grade Bond Portfolio -- Initial Class...    79        123        169         284
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio...............................    81        127        176         296
  Growth Portfolio..........................................    81        127        176         296
  International Growth Portfolio............................    82        129        180         305
  Worldwide Growth Portfolio................................    81        128        177         299
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...........................    82        129        180         305
  Partners Portfolio........................................    83        133        185         316
  Socially Responsive Portfolio.............................    89        152        217         377
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................    83        134        187         319
  Global Equity Portfolio...................................    85        140        197         337
  Managed Portfolio.........................................    82        132        183         312
  Small Cap Portfolio.......................................    83        133        186         318
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities Portfolio.................    83        134        187         319
  Pilgrim VP Growth + Value Portfolio.......................    82        131        182         309
  Pilgrim VP High Yield Bond Portfolio......................    82        131        182         309
  Pilgrim VP International Value Portfolio..................    84        137        192         328
  Pilgrim VP MagnaCap Portfolio.............................    83        134        187         319
  Pilgrim VP MidCap Opportunities Portfolio.................    83        134        187         319
  Pilgrim VP Research Enhanced Index Portfolio..............    83        133        186         318
  Pilgrim VP Small Cap Opportunities Portfolio..............    83        134        187         319
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income Fund -- Class IA Shares.......    79        122        167         280
  Putnam VT New Opportunities Fund -- Class IA Shares.......    80        124        172         289
  Putnam VT Voyager Fund -- Class IA Shares.................    80        124        171         287

     If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.*


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund.....................   $88       $103       $175        $365
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................    82         85        145         308
  Alger American Leveraged AllCap Portfolio.................    83         89        152         321
  Alger American MidCap Growth Portfolio....................    82         87        148         314
  Alger American Small Capitalization Portfolio.............    83         89        151         319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Equity-Income Portfolio -- Initial Class..............    80         78        134         286
  VIP Growth Portfolio -- Initial Class.....................    80         81        139         294
  VIP High Income Portfolio -- Initial Class................    81         82        141         298
  VIP Money Market Portfolio -- Initial Class...............    77         70        119         256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Contrafund(R) Portfolio -- Initial Class...........    80         81        139         294
  VIP II Index 500 Portfolio -- Initial Class...............    77         70        120         257
  VIP II Investment Grade Bond Portfolio -- Initial Class...    79         78        133         284
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio...............................    81         82        140         296
  Growth Portfolio..........................................    81         82        140         296
  International Growth Portfolio............................    82         84        144         305
  Worldwide Growth Portfolio................................    81         83        141         299
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...........................    82         84        144         305
  Partners Portfolio........................................    83         88        149         316
  Socially Responsive Portfolio.............................    89        107        181         377
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................    83         89        151         319
  Global Equity Portfolio...................................    85         95        161         337
  Managed Portfolio.........................................    82         87        147         312
  Small Cap Portfolio.......................................    83         88        150         318
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities Portfolio.................    83         89        151         319
  Pilgrim VP Growth + Value Portfolio.......................    82         86        146         309
  Pilgrim VP High Yield Bond Portfolio......................    82         86        146         309
  Pilgrim VP International Value Portfolio..................    84         92        156         328
  Pilgrim VP MagnaCap Portfolio.............................    83         89        151         319
  Pilgrim VP MidCap Opportunities Portfolio.................    83         89        151         319
  Pilgrim VP Research Enhanced Index Portfolio..............    83         88        150         318
  Pilgrim VP Small Cap Opportunities Portfolio..............    83         89        151         319
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income Fund -- Class IA Shares.......    79         77        131         280
  Putnam VT New Opportunities Fund -- Class IA Shares.......    80         79        136         289
  Putnam VT Voyager Fund -- Class IA Shares.................    80         79        135         287


---------------
* If the Contract's Annuity Commencement Date occurs during the first two Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.

     If you do not surrender or annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5.00% annual return on assets.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund.....................   $34      $103      $175       $365
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................    28        85       145        308
  Alger American Leveraged AllCap Portfolio.................    29        89       152        321
  Alger American MidCap Growth Portfolio....................    28        87       148        314
  Alger American Small Capitalization Portfolio.............    29        89       151        319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Equity-Income Portfolio -- Initial Class..............    26        78       134        286
  VIP Growth Portfolio -- Initial Class.....................    26        81       139        294
  VIP High Income Portfolio -- Initial Class................    27        82       141        298
  VIP Money Market Portfolio -- Initial Class...............    23        70       119        256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Contrafund(R) Portfolio -- Initial Class...........    26        81       139        294
  VIP II Index 500 Portfolio -- Initial Class...............    23        70       120        257
  VIP II Investment Grade Bond Portfolio -- Initial Class...    25        78       133        284
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio...............................    27        82       140        296
  Growth Portfolio..........................................    27        82       140        296
  International Growth Portfolio............................    28        84       144        305
  Worldwide Growth Portfolio................................    27        83       141        299
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio...........................    28        84       144        305
  Partners Portfolio........................................    29        88       149        316
  Socially Responsive Portfolio.............................    35       107       181        377
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................    29        89       151        319
  Global Equity Portfolio...................................    31        95       161        337
  Managed Portfolio.........................................    28        87       147        312
  Small Cap Portfolio.......................................    29        88       150        318
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities Portfolio.................    29        89       151        319
  Pilgrim VP Growth + Value Portfolio.......................    28        86       146        309
  Pilgrim VP High Yield Bond Portfolio......................    28        86       146        309
  Pilgrim VP International Value Portfolio..................    30        92       156        328
  Pilgrim VP MagnaCap Portfolio.............................    29        89       151        319
  Pilgrim VP MidCap Opportunities Portfolio.................    29        89       151        319
  Pilgrim VP Research Enhanced Index Portfolio..............    29        88       150        318
  Pilgrim VP Small Cap Opportunities Portfolio..............    29        89       151        319
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income Fund -- Class IA Shares.......    25        77       131        280
  Putnam VT New Opportunities Fund -- Class IA Shares.......    26        79       136        289
  Putnam VT Voyager Fund -- Class IA Shares.................    26        79       135        287


---------------

(a) In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see "Surrender Charge (Contingent Deferred Sales Charge)."



(b) ReliaStar New York currently imposes a charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after 24 transfers per Contract Year. It reserves the right to impose a fee not to exceed $25 per transfer for any transfers in excess of 12 per Contract Year.



(c) ReliaStar New York or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by ReliaStar New York and certain of its insurance company affiliates. The percentage paid may vary from one Fund company to another. These amounts are intended to compensate ReliaStar New York or its affiliates for administrative, record keeping, distribution in some cases, and other services provided by such parties to the Funds and/or the Funds' affiliates. Currently,

    ReliaStar New York has service arrangements with A I M Advisors, Inc., Fred Alger Management, Inc., Fidelity Management & Research Company, Janus Capital, Neuberger Berman Management Inc., and OpCap Advisors. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.



(d) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. Without these reductions, the total operating expenses presented in the table would have been: 0.57% for VIP Equity-Income Portfolio, 0.66% for VIP Growth Portfolio, and 0.67% for VIP II Contrafund Portfolio.



    FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been .24%, .10%, and .34%, respectively.



(e) Expenses are based upon expenses for the fiscal year ended December 31, 1999 restated to reflect a reduction in the management fee for Aggressive Growth, Growth, International Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.



(f) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio through May 1, 2001. There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.



(g) The Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of certain expense offsets afforded the Portfolios. Total Investment Fund Annual Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of expense offsets) do not exceed 1.00% of average daily net assets. Total Investment Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).



(h) The investment adviser to the Pilgrim Variable Products Trust has agreed to reimburse the Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It also has agreed to reimburse the Growth Opportunities Portfolio, MagnaCap Portfolio, MidCap Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio for expenses in excess of 0.90%, and the International Value Portfolio for expenses in excess of 1.00%. In the absence of these expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1999 would have been: Growth Opportunities Portfolio:
    1.09%; Growth + Value Portfolio: 0.97%; High Yield Bond Portfolio: 1.11%; International Value Portfolio: 1.52%; MagnaCap Portfolio: 1.09%; MidCap Opportunities Portfolio: 1.09%; Research Enhanced Index Portfolio: 1.26%; and SmallCap Opportunities Portfolio: 1.09%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.



    The Pilgrim VP SmallCap Opportunities Portfolio (formerly the Northstar Galaxy Trust Emerging Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Pilgrim VP Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.



(i) This portfolio had not commenced operations as of December 31, 1999, and therefore these expenses are estimated.


     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of these tables shown above is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The tables reflect the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in these tables based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.056% of the Variable Account and Fixed Account values. There is an accumulation unit value history contained in Appendix B -- Performance Information and Condensed Financial Information.


                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


     We are a stock life insurance company incorporated under the laws of the State of New York in 1917 under the name The Morris Plan Insurance Society. In 1946 we adopted the name Bankers Security Life Insurance Society, in 1996 we adopted the name ReliaStar Bankers Security Life Insurance Company, and in 1998 we adopted our present name. We are authorized to transact business in all states, the District of Columbia, and the Dominican Republic. We are a wholly-owned indirect subsidiary of ReliaStar Financial Corp., a holding company whose subsidiaries specialize in life insurance and related financial services businesses.


     Our principal office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797.

     We may from time to time publish in advertisements, sales literature, and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investments held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to Policy holders over a long period.

     The Company is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

                              THE VARIABLE ACCOUNT

     The Variable Account is a separate account of ReliaStar New York established by the Board of Directors of ReliaStar New York on June 15, 1998, pursuant to the laws of the State of New York. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, ReliaStar New York or the Portfolios. ReliaStar New York has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar New York's other assets and are not part of ReliaStar New York's General Account.

     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar New York may conduct. ReliaStar New York has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains, and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar New York.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.

                      INVESTMENTS OF THE VARIABLE ACCOUNT


     When you apply for a Contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 34 Sub-Accounts. Each Sub-Account invests in shares of one of the Investment Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. An Owner may make partial or complete transfers to the Fixed Account from the Variable Account at any time.


     The Investment Funds currently offered, and the investment adviser, sub-adviser, and investment objective of each, are named below. More detailed information about the Investment Funds can be found in the current prospectus and Statement of Additional Information for each Investment Fund. These prospectuses accompany this Prospectus in a book entitled "Variable Product Investment Options." The Investment Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

     The Funds currently offered are described below.

                                INVESTMENT FUNDS

----------------------------------------------------------------------------------------------------------------------
                                                                                            GROWTH
                                                 ADVISER/          MONEY      FIXED           &
  FUND GROUP               FUND                 SUBADVISER         MARKET     INCOME        INCOME      INTERNATIONAL

----------------------------------------------------------------------------------------------------------------------
 AIM Variable         AIM V.I. Dent           A I M Advisors,
   Insurance        Demographic Trends        Inc./H.S. Dent
     Funds                 Fund               Advisors, Inc.
 Houston, TX
----------------------------------------------------------------------------------------------------------------------
  The Alger       Alger American Growth         Fred Alger
 American Fund          Portfolio            Management, Inc.
                  ----------------------------------------------------------------------------------------------------
                      Alger American            Fred Alger
New York, N.Y.       Leveraged AllCap        Management, Inc.
                        Portfolio
                  ----------------------------------------------------------------------------------------------------
                  Alger American MidCap         Fred Alger
                     Growth Portfolio        Management, Inc.
                  ----------------------------------------------------------------------------------------------------
                   Alger American Small         Fred Alger
                      Capitalization         Management, Inc.
                        Portfolio
----------------------------------------------------------------------------------------------------------------------
   Fidelity         VIP Equity-Income       Fidelity Management
Investments(R)     Portfolio -- Initial     & Research Company
                          Class
Boston, Mass.                                                                            X
                  ----------------------------------------------------------------------------------------------------
                        VIP Growth          Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ----------------------------------------------------------------------------------------------------
                                                                           X
                     VIP High Income        Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ----------------------------------------------------------------------------------------------------
                                                                   X
                     VIP Money Market       Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ----------------------------------------------------------------------------------------------------
                   VIP II Contrafund(R)     Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ----------------------------------------------------------------------------------------------------
                                                                                         X
                     VIP II Index 500       Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ----------------------------------------------------------------------------------------------------
   Fidelity         VIP II Investment       Fidelity Management
Investments(R)          Grade Bond          & Research Company
     is a          Portfolio -- Initial
  registered              Class
 trademark of
   FMR Corp.                                                               X
----------------------------------------------------------------------------------------------------------------------
    Janus              Aspen Series            Janus Capital
                    Aggressive Growth           Corporation
Denver, Colo.           Portfolio
                  ----------------------------------------------------------------------------------------------------
                   Aspen Series Growth         Janus Capital
                        Portfolio               Corporation
                  ----------------------------------------------------------------------------------------------------
                                                                                                       X
                       Aspen Series            Janus Capital
                   International Growth         Corporation
                        Portfolio
                  ----------------------------------------------------------------------------------------------------
                                                                                                       X
                  Aspen Series Worldwide       Janus Capital
                     Growth Portfolio           Corporation
----------------------------------------------------------------------------------------------------------------------

--------------  --------------------------------------------------------------------------------------

                                         AGGRESSIVE                                PRIMARY
  FUND GROUP      BALANCED      GROWTH     GROWTH         OBJECTIVES             INVESTMENTS
--------------  --------------------------------------------------------------------------------------
 AIM Variable                                          Long-term growth         Securities of
   Insurance                                              of capital          companies that are
     Funds                                                                    likely to benefit
                                                                                from changing
 Houston, TX                   X                                                 demographic,
                                                                                 economic and
                                                                               lifestyle trends
--------------  --------------------------------------------------------------------------------------
  The Alger                                            Long-term capital     Equity securities of
 American Fund                 X                         appreciation          large companies
                --------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------------------------
                                                       Long-term capital     Equity securities of
New York, N.Y.                           X               appreciation       companies of any size
                --------------------------------------------------------------------------------------
                  -------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital      Equity securities
                                                         appreciation        within the range of
                                                                              S&P(R) MidCap 400
                                                                                    Index
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                                         X
                                                       Long-term capital      Equity securities
                                                         appreciation        within the range of
                                                                            Russell(R) 2000 Growth
                                                                            or S&P(R) SmallCap 600
                                                                                   Indexes
--------------  --------------------------------------------------------------------------------------
   Fidelity                                               Reasonable           Income-producing
Investments(R)                                           income; also       equity securities and
                                                           considers           debt obligations
Boston, Mass.                                            potential for
                                                            capital
                                                         appreciation
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                               X
                                                            Capital             Common stocks
                                                         appreciation
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                                                         High current       Income-producing debt
                                                            income          securities, preferred
                                                                            stocks and convertible
                                                                             securities, with an
                                                                              emphasis on lower-
                                                                                 quality debt
                                                                                  securities
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                                                         High level of               U.S.
                                                        current income        dollar-denominated
                                                        consistent with          money market
                                                        preservation of           securities
                                                          capital and
                                                           liquidity
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                               X
                                                            Capital             Securities of
                                                         appreciation       companies whose value
                                                                             the adviser believes
                                                                                 is not fully
                                                                              recognized by the
                                                                                    public
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                                                       Total return that     Common stocks of S&P
                                                        corresponds to               500
                                                        that of S&P 500
                                                             Index
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
   Fidelity                                              High current          Investment-grade
Investments(R)                                         income consistent      intermediate fixed
     is a                                              with preservation          securities
  registered                                              of capital
 trademark of
   FMR Corp.
--------------  ----------------------------------------------------------------------------------
    Janus                                              Long-term growth         Nondiversified
                                                          of capital         portfolio of common
Denver, Colo.                            X                                          stocks
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital      Diversified common
                                                            growth                  stocks
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                                                       Long-term capital      Foreign issuers of
                                                            growth              common stocks
                --------------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------------
                                                       Long-term capital     Foreign and domestic
                                                            growth              common stocks
--------------  --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   GROWTH
                                                 ADVISER/             MONEY         FIXED             &
  FUND GROUP               FUND                 SUBADVISER            MARKET        INCOME         INCOME       INTERNATIONAL

-----------------------------------------------------------------------------------------------------------------------------
  Neuberger        Advisers Management       Neuberger Berman                               X
    Berman        Trust Limited Maturity     Management Inc./
                      Bond Portfolio         Neuberger Berman,
New York, N.Y.                                      LLC
                  ---------------------------------------------------------------------------------------------------
                   Advisers Management       Neuberger Berman
                      Trust Partners         Management Inc./
                        Portfolio            Neuberger Berman,
                                                    LLC
                  ---------------------------------------------------------------------------------------------------
                   Advisers Management       Neuberger Berman
                      Trust Socially         Management Inc./
                   Responsive Portfolio      Neuberger Berman,
                                                    LLC
------------------------------------------------------------------------------------------------------------------
     OCC          OCC Accumulation Trust      OpCap Advisors
                     Equity Portfolio
New York, N.Y.
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors                                                                X
                      Global Equity
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                    Managed Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                   Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------
   Pilgrim         Growth Opportunities           Pilgrim
                        Portfolio            Investments, Inc.
 Phoenix, AZ
                  ---------------------------------------------------------------------------------------------------
                      Growth + Value              Pilgrim
                        Portfolio              Investments,
                                            Inc./Navellier Fund
                                             Management, Inc.
                  ---------------------------------------------------------------------------------------------------
                     High Yield Bond              Pilgrim                                   X
                        Portfolio            Investments, Inc.
                  ---------------------------------------------------------------------------------------------------
                   International Value            Pilgrim                                                                   X
                        Portfolio              Investments,
                                               Inc./Brandes
                                            Investment Partners
                  ---------------------------------------------------------------------------------------------------
                    MagnaCap Portfolio            Pilgrim                                                    X
                                             Investments, Inc.
                  ---------------------------------------------------------------------------------------------------
                   MidCap Opportunities           Pilgrim
                        Portfolio            Investments, Inc.
                  ---------------------------------------------------------------------------------------------------
                    Research Enhanced             Pilgrim
                     Index Portfolio           Investments,
                                             Inc./J.P. Morgan
                                                Investment
                                              Management Inc.
                  ---------------------------------------------------------------------------------------------------
                  SmallCap Opportunities          Pilgrim
                        Portfolio            Investments, Inc.
------------------------------------------------------------------------------------------------------------------
    Putnam         Putnam VT Growth and      Putnam Investment                                               X
 Investments,      Income Fund -- Class      Management, Inc.
     Inc.               IA Shares
Boston, Mass.
                  ---------------------------------------------------------------------------------------------------
                      Putnam VT New          Putnam Investment
                  Opportunities Fund --      Management, Inc.
                     Class IA Shares
                  ---------------------------------------------------------------------------------------------------
                    Putnam VT Voyager        Putnam Investment
                     Fund -- Class IA        Management, Inc.
                          Shares
-----------------------------------------------------------------------------------------------------------------------------

--------------  -------------------------------------------------------------------------------------

                                     AGGRESSIVE                                     PRIMARY
  FUND GROUP    BALANCED  GROWTH       GROWTH              OBJECTIVES             INVESTMENTS
--------------  -------------------------------------------------------------------------------------
  Neuberger                                             Highest available          Short-to-
    Berman                                               current income        intermediate term
                                                         consistent with       investment-grade
New York, N.Y.                                          liquidity and low       debt securities
                                                       risk to principal;
                                                        total return is a
                                                         secondary goal
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                               X                        Growth of capital      Common stocks of
                                                                                medium-to-large
                                                                                capitalization
                                                                                   companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                               X                       Long-term growth of     Common stocks of
                                                           capital by           medium-to-large
                                                       investing primarily      capitalization
                                                        in companies that          companies
                                                       meet financial and
                                                         social criteria
--------------
     OCC                       X                        Long-term capital        Securities of
                                                          appreciation            undervalued
New York, N.Y.                                                                     companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                        Long-term capital     Global investments
                                                          appreciation             in equity
                                                                                  securities
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                       X                                Growth of capital       Common stocks,
                                                                                bonds and cash
                                                                                  equivalents
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                  X          Capital           Equity securities
                                                          appreciation        of companies under
                                                                                  $1 billion
--------------
   Pilgrim                     X                        Long-term capital       Common stock of
                                                             growth           large cap, mid cap,
 Phoenix, AZ                                                                     or small cap
                                                                                   companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                  X          Capital           Equity securities
                                                        appreciation from
                                                         investing in a
                                                           diversified
                                                       portfolio of equity
                                                           securities
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                       High current yield      High-yield bonds
                                                           and capital
                                                          appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                        Long-term capital        International
                                                          appreciation             equities
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                         Capital growth          Common stocks
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                               X                        Long-term capital      Common stocks of
                                                          appreciation          mid-sized U.S.
                                                                                   companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                               X                        Long-term capital        Common stocks
                                                          appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                               X                        Long-term capital        Common stocks
                                                          appreciation
--------------
    Putnam                                             Capital growth and        Value stocks
 Investments,                                            current income
     Inc.
Boston, Mass.
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                               X                        Long-term capital        Growth stocks
                                                          appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------
                                                  X          Capital             Growth stocks
                                                          appreciation
--------------  -------------------------------------------------------------------------------------


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.

     ReliaStar New York reserves the right, subject to compliance with the law, to offer additional Investment Funds.

     The Investment Funds are available to registered separate accounts of ReliaStar New York and to insurance companies other than ReliaStar New York, offering variable annuity contracts and variable life insurance policies. ReliaStar New York currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar New York or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, ReliaStar New York will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.

REINVESTMENT

     The Investment Funds described above have as a policy the distribution of income, dividends and capital gains. However, under the Contracts there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES

     ReliaStar New York reserves the right, subject to compliance with applicable law and, if required, approval by the New York Insurance Department, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

     - ReliaStar New York reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio or delete Sub-Accounts pursuant to the process described in this section. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar New York.

     - ReliaStar New York may, in its sole discretion, eliminate one or more Sub-Accounts, or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.

     - If the shares of a portfolio of an Investment Fund are no longer available for investment or if in ReliaStar New York's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, or because, in our sole discretion, of marketing, tax, regulatory requirements or investment conditions, ReliaStar New York may redeem the shares of that portfolio and substitute shares of another registered open-end investment company.

     In the event of any such substitution, deletion or change, ReliaStar New York may make such changes in this and other contracts as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.

     If deemed by us to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of ReliaStar New York.

                       CHARGES MADE BY RELIASTAR NEW YORK

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge, is intended to reimburse ReliaStar New York for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.


     If part or all of a Contract's value is surrendered, surrender charges may be made by ReliaStar New York.

     COMPUTATION OF SURRENDER CHARGES -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings.

- "New Purchase Payments" are those Contract purchase payments received by ReliaStar New York during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

- "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and

- "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     TOTAL SURRENDERS; AMOUNT OF SURRENDER CHARGE -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

                 SURRENDER CHARGE PERCENTAGE TABLE
-------------------------------------------------------------------
         CONTRACT YEAR OF SURRENDER           SURRENDER CHARGE AS A
           MINUS CONTRACT YEAR OF              PERCENTAGE OF EACH
              PURCHASE PAYMENT                  PURCHASE PAYMENT
--------------------------------------------  ---------------------
0-1.........................................            6%
2-3.........................................            5
4-5.........................................            4
6 and later.................................            0

     FREE SURRENDERS -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar New York (with the exception of Systematic Withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any Contract Earnings being surrendered.

     PARTIAL SURRENDERS -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

ANNUAL CONTRACT CHARGE

     Each year on the Contract Anniversary, ReliaStar New York deducts an Annual Contract Charge of $30 from the Contract Value. ReliaStar New York will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such surrender. If a fixed annuity payment or a variable annuity payment is selected, then the Annual Contract Charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate Annual Contract Charge will be assessed against each annuity.

WAIVER OF CHARGES


     WAIVER OF ANNUAL CONTRACT CHARGE -- On a uniform basis, ReliaStar New York may waive the Annual Contract Charge where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar New York reserves the right to reinstate the Annual Contract Charge on Contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar New York withdraws the waiver of the Charge.

     ReliaStar New York will not waive the Annual Contract Charges assessed and deducted from annuity payments.


MORTALITY RISK PREMIUM

     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar New York assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate ReliaStar New York for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar New York deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.


     ReliaStar New York may not change the rate charged for the Mortality Risk Premium under any Contract.


EXPENSE RISK PREMIUM

     ReliaStar New York will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar New York for assuming this expense risk, ReliaStar New York deducts an Expense Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

     ReliaStar New York may not change the rate of the Expense Risk Premium under any Contract.

ADMINISTRATION CHARGE

     ReliaStar New York deducts a daily Administration Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar New York for the cost of providing administrative services under the Contracts and the Variable Account. ReliaStar New York may not change the rate of the Administration Charge under any Contract.

PREMIUM AND OTHER TAXES


     Various states and other governmental entities (other than the State of New
York) levy a premium tax, currently ranging up to 3.50%, on annuity contracts issued by insurance companies. If, while the Contract is in force, the State of New York adopts a premium or other tax that applies to the Contract, upon written notice to the Contract Owner, ReliaStar New York will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an Annuity Form).


GENERAL: REDUCTION OR WAIVER OF CHARGES OR MINIMUM PURCHASE PAYMENTS

     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar New York's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of ReliaStar New York or its affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.

EXPENSES OF THE INVESTMENT FUNDS

     There are fees deducted from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.

                        ADMINISTRATION OF THE CONTRACTS

     ReliaStar New York assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts.

                                 THE CONTRACTS


     The Contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar New York will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar New York may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar New York may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar New York will be refunded. ReliaStar New York reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies.



     If you are purchasing the Contract through a Qualified Plan, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.


ALLOCATION OF PURCHASE PAYMENTS


     Purchase payments can be allocated by the Owner in the available Sub-Accounts of the Variable Account selected and/or to the Fixed Account. (See Appendix A.) Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.


     The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. ReliaStar New York may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar New York will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

SUB-ACCOUNT ACCUMULATION UNIT VALUE

     The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period ending on that Valuation Date. The value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Investment Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

     (1) is the net result of:

        (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

        (b) the per share amount of any dividend or capital gain distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

        (c) a per share charge or credit for any taxes reserved for which ReliaStar New York determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

     (2) is the net result of:

        (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

        (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar New York determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

     (3) is a factor representing the Mortality Risk Premium, the Expense Risk Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE


     If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:


     (1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the Adjusted Purchase Payment Total, or (iii) the Reset Death Benefit;

     (2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.


     The initial Adjusted Purchase Payment Total is equal to the amount of the first Purchase Payment we receive. The Adjusted Purchase Payment Total is increased by the amount of each subsequent Purchase Payment. For each partial surrender, the Adjusted Purchase Payment Total is reduced by multiplying the current Adjusted Purchase Payment Total by the fraction A divided by B (A/B), where:


     - A is the Contract Value immediately after the partial surrender, and

     - B is the Contract Value immediately before the partial surrender.


     The Reset Death Benefit is zero until the first Specified Contract Anniversary, and then is equal to the Contract Value on the Reset Contract Anniversary. The Reset Death Benefit is increased by the amount of each Purchase Payment made after the Reset Contract Anniversary. For each partial surrender taken after the Reset Contract Anniversary, the Reset Death Benefit is reduced by multiplying the Reset Death Benefit by the fraction A divided by B (A/B), where:


     - A is the Contract Value immediately after the partial surrender, and

     - B is the Contract Value immediately before the partial surrender.

     The Reset Contract Anniversary is the latest Specified Contract Anniversary before the death of an Owner. The Specified Contract Anniversary is in the Contract.

     Because of the formula adjustments described in the preceding paragraphs, caused by partial surrenders, in a period of declining values for Sub-Account investments a partial surrender may decrease the Death Benefit by an amount that is more than the amount of the partial surrender.


     If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an Annuity Form is requested, it may be any Annuity Form permitted by Section 72(s) of the Code and which ReliaStar New York is willing to issue. An Annuity Form selection must be in writing and must be received by ReliaStar New York within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or
(2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See "Annuity Provisions.")

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the Annuity Form in effect.

SURRENDER (REDEMPTION)

     If a written request is received by ReliaStar New York from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).") Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the Contract Value before the surrender payment is made.

     Surrenders must be consented to by each collateral assignee. ReliaStar New York reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with ReliaStar New York.

     ReliaStar New York may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     ReliaStar New York reserves the right to limit the number of partial surrenders to 12 per Contract Year. This limitation does not apply to systematic withdrawals. No processing fee will be charged in connection with total surrenders.

     If the Contract Value after all charges is less than $1,000, ReliaStar New York can cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.

     If the Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

     Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS


     Systematic Withdrawals, which are a specialized form of Partial Surrenders (see "Surrender (Redemption)"), are offered for both Qualified Plan Contracts and for Non-Qualified Contracts. To start Systematic Withdrawals, the

Contract Value must be at least $25,000. The Owner may elect to take Systematic Withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any Systematic Withdrawal is $100. Systematic Withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by notifying ReliaStar New York in writing.



     ReliaStar New York reserves the right to modify or discontinue offering Systematic Withdrawals; however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced.


     Systematic Withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

TRANSFERS


     Before the Annuity Commencement Date, the Owner can transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account. Subject to certain restrictions, amounts can also be transferred from the Fixed Account to the Sub-Accounts.



     Currently, there is a $25 charge for each transfer in excess of 24 per Contract Year for the duration of the Contract. We reserve the right to make a charge not to exceed $25 per transfer for any transfers in excess of 12 per Contract Year. Currently, there are four methods by which transfers may be made: in writing, by telephone or fax, by Dollar Cost Averaging and by Portfolio Rebalancing. Transfers pursuant to Dollar Cost Averaging, Portfolio Rebalancing, and Systematic Withdrawal Services do not currently constitute transfers. Multiple transfers on a single day constitute a single transfer.


  WRITTEN TRANSFERS

     Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar New York. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that

     - transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,


     - The request to transfer must be received by us no more than 30 days before the start of the transfer period and not later than the end of the transfer period.


     - no more than 50.00% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and


     - such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).


     After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.

     No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

     The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, Dollar Cost Averaging Transfers, and Portfolio Rebalancing.

     TELEPHONE/FAX INSTRUCTIONS -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if a telephone/fax instruction authorization form is completed:

     - transfers between funds,

     - surrenders,

     - changes of allocations among fund options,

     - change of source funds for systematic withdrawals, and

     - change of source funds for variable annuitization payouts.

     If you complete the telephone/fax form, you agree that ReliaStar New York will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. ReliaStar New York will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar New York does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING TRANSFERS -- You can direct ReliaStar New York to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account. The minimum transfer amount is $100. No transfers from the Fixed Account are permitted under this service. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. ReliaStar New York makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.

     If you are using the Dollar Cost Averaging Services, it will be discontinued immediately if: (1) you make a written request to discontinue this service; (2) we receive a request to begin a Portfolio Rebalancing service; (3) the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account; or (4) it is 36 months after the Dollar Cost Averaging start date.

     Contract Owners interested in Dollar Cost Averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.


     ReliaStar New York reserves the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect Dollar Cost Averaging transfer programs already commenced.


     PORTFOLIO REBALANCING SERVICE -- You may request this service if your Contract Value, is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.


     The Portfolio Rebalancing service will be discontinued at the earliest of one of the following events: (1) at the termination date selected by you; (2) you make a written request to discontinue this service; (3) we receive a request to begin a Dollar Cost Averaging service; (4) we receive a request to transfer all of the Accumulation Value from the participating rebalancing Sub-Accounts;
(5) we receive a request to change the allocation of future purchase payments; or (6) the Contract Value falls below $10,000.



     Contract Owners interested in Portfolio Rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar New York reserves the right to discontinue, modify, or suspend this service. Any such discontinuation, modification or suspension could affect Portfolio Rebalancing services in effect, but only after 30 days notice to you.

ASSIGNMENTS


     You may request to change the Owner of this Contract by sending us written notice. We reserve the right to deny a request to change the Owner, unless we receive written proof, satisfactory to us, that each proposed Owner is insurable.



     If the Contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar New York. In other circumstances, an assignment of the Contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar New York the original or a certified copy of the assignment. ReliaStar New York shall not be bound by any assignment until it is actually received by ReliaStar New York and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar New York before ReliaStar New York actually receives any assignment shall not be affected by the assignment. The assignment will be effective on the date signed subject to any actions ReliaStar New York has taken prior to its receipt of the notice of assignment.


CONTRACT OWNER AND BENEFICIARIES


     Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract. No more than two natural persons may be named as Owner.



     This Contract is incontestable from the Issue Date as to the Original Owner. This Contract is incontestable from the effective date of any subsequent change in Ownership, but only if we do not require evidence of insurability in connection with the change of ownership. If we require proof of insurability, statements made in the corresponding change of ownership application will have a two year contestable period running from the effective date of the change of ownership.


     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the Annuity Form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar New York or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with ReliaStar New York by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar New York the payments shall be in equal shares.

     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar New York written notice of the change, but the change shall not be effective until actually received by ReliaStar New York. Upon receipt by ReliaStar New York of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar New York before ReliaStar New York received the notice, and ReliaStar New York shall not be responsible for the validity of any change.

CONTRACT INQUIRIES


     Inquiries regarding a Contract may be made by writing to ReliaStar Life Insurance Company of New York, 1000 Woodbury Road, Suite 102, P.O Box 9004, Woodbury, New York 11797, or by calling 1-877-884-5050.


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


     The Owner selects the Annuity Commencement Date when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless the Owner chooses a new Annuity Commencement Date by giving us written notice.

     If the Owner chooses a new Annuity Commencement Date, the date selected must be a date that:



     - Is at least 13 months after the Issue Date of the Contract; and



     - Is on or before the later of the Annuitant's 85th birthday or five years from the Issue Date of the Contract, but not beyond the Annuitant's 90th birthday.



     The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar New York at least 30 days before the current Annuity Commencement Date and at least 61 days before the new Annuity Commencement Date.


ANNUITY FORM SELECTION

     The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application for the Contract. Thereafter, the Owner may change the Annuity Form(s) by written notice received by ReliaStar New York before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar New York will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.

ANNUITY FORMS

     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

     LIFE ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     ReliaStar New York also has other annuity forms available and information about them can be obtained by writing to ReliaStar New York.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS


     Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar New York agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $2,000 or the monthly annuity payment would be less than $20, and no purchase payments were received during the previous three full years, ReliaStar New York may pay the Contract Value in a single sum and the Contract will be canceled. Also, if a monthly payment would be or become less than $20, ReliaStar New York may change the frequency of payments to intervals that will result in payments of at least $20 each.


ANNUITY PAYMENTS

     FIXED ANNUITY PAYMENTS -- The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount.

     ReliaStar New York may, as of the Annuity Commencement Date, offer for sale a single premium immediate fixed annuity contract. If so, the amount of the Fixed Annuity Payments will not be less than that which would be provided if a single premium immediate fixed annuity contract then offered by us to Annuitants in the same class were to be purchased with the greater of:


     - the amount payable upon surrender of the Contract; or


     - 95% of the Contract Value of the Contract.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount.

     ReliaStar New York may, as of the Annuity Commencement Date, offer for sale a single premium immediate variable annuity contract. If so, the amount of the first Variable Annuity Payment will not be less than that which would be provided if a single premium immediate variable annuity contract then offered by us, assuming the 4% assumed interest rate, to Annuitants in the same class were to be purchased with the greater of:


     - the amount payable upon surrender of the Contract; or


     - 95% of the Contract Value of the Contract.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

     The Annual Contract Charge is deducted in equal installments from each annuity payment. When a fixed annuity payment is made in conjunction with a variable annuity payment, an Annual Contract Charge is assessed against each type of payment and is deducted in equal installments from each annuity payment. Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and Other Taxes.")

     The annuity tables in the Contracts are based on the annuity mortality table as defined in the Contract.

     ReliaStar New York guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE

     The Sub-Account Annuity Unit Value for any Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4.00% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE

     An assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.

                               FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code").

     The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the age and tax and employment status of the individual concerned, on the type of retirement plan and on ReliaStar Life's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

     Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     The discussion is based on ReliaStar New York's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.

TAX STATUS OF THE CONTRACT

  Diversification Requirements

     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar New York does not have control over the Investment Funds in which the Variable Account invests, ReliaStar New York expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, ReliaStar New York reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the Contract for favorable tax treatment.

  Required Distributions

     NON-QUALIFIED CONTRACTS -- In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. ReliaStar New York intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

  In General

     Section 72 of the Code governs taxation of annuities in general. ReliaStar New York believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial surrenders and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. ReliaStar New York restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.

  Surrenders

     QUALIFIED CONTRACTS -- In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

     NON-QUALIFIED CONTRACTS -- In the case of a surrender from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     A Federal penalty tax may apply to certain surrenders. (See "Penalty Tax on Certain Distributions.")

  Annuity Payments

     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10.00% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);

     - attributable to the taxpayer's becoming disabled;

     - a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     - made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     - made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats non-qualified deferred annuity contracts issued by ReliaStar New York (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10.00% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms of the plan itself. Favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences can result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. ReliaStar New York is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless ReliaStar New York consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

  Pension and Profit Sharing Plans

     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.

  Individual Retirement Annuities

     Section 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions may commence.

     TRADITIONAL IRAs -- Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract owner reaches age 70 1/2 for the traditional IRA, but not for the Roth IRA (see below). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAs -- Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

  Tax Sheltered Annuities

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of elective contributions and earnings on those contributions; and Distribution may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

POSSIBLE CHARGE FOR RELIASTAR NEW YORK'S TAXES

     At the present time, ReliaStar New York makes no charge to the Sub-Accounts for any Federal, state, or local taxes that ReliaStar New York incurs which may be attributable to such Sub-Accounts or to the Contracts. ReliaStar New York, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts or the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect ReliaStar New York's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                             VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by ReliaStar New York in accordance with instructions received from the person having voting interests under the Contracts as described below. If ReliaStar New York determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar New York may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by ReliaStar New York, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar New York.

                         DISTRIBUTION OF THE CONTRACTS


     The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of ReliaStar New York. Commissions and other distribution compensation will be paid by ReliaStar New York and will not result in any charges to Contract Owners or to the Variable Account in addition to the charges already described in this Prospectus. Generally such payments will not exceed 8.00% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

                                   REVOCATION


     The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive the sum of (a) the difference between the Purchase Payments received including any fees or other charges and the amounts, if any, allocated to the Sub-Accounts or the Fixed Account under the Contract and (b) the Contract Value as of the next Valuation Date after we receive your request. No Surrender Charges will apply. All Individual Retirement Annuity refunds will be for a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract written notice must be mailed or delivered to:


                         ReliaStar Life Insurance Company of New York
                         1000 Woodbury Road
                         Suite 102
                         P.O. Box 9004
                         Woodbury, New York 11797

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar New York.

                               REPORTS TO OWNERS


     ReliaStar New York will mail to the Contract Owner, at the last known address of record at the home office of ReliaStar New York, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value and the amount payable at surrender of the Contract.



     To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Contract. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each Contract in all future mailings.



                               LEGAL PROCEEDINGS



     The Variable Account is not a party to any pending legal proceedings. The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company.



                                    EXPERTS



     The financial statements of ReliaStar Life Insurance Company of New York as of and for the years ended December 31, 1999 and December 31, 1998, which are contained in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included therein and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



     No financial statements are available for the Variable Account because it did not commence operations until after December 31, 1999.


                              FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission with respect to the contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar New York and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

     INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, AND CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
Introduction................................................   SAI-2
Administration of the Contracts.............................   SAI-2
Custody of Assets...........................................   SAI-2
Experts.....................................................   SAI-2
Distribution of the Contracts...............................   SAI-2
Calculation of Yield and Return.............................   SAI-3
Financial Statements........................................  SAI-15


 -------------------------------------------------------------------------------


If you would like to receive a copy of the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II Statement of Additional Information, please call 1-877-884-5050 or return this request to:


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
1000 WOODBURY ROAD
SUITE 102
P.O. BOX 9004
WOODBURY, NEW YORK 11797

--------------------------------------------------------------------------------
Your name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                              State                             Zip

Please send me a copy of the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II Statement of Additional Information.

 -------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING INVESTMENT FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

                               THE FIXED ACCOUNT

     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF RELIASTAR NEW YORK (THE "FIXED ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACT AND RELIASTAR NEW YORK HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     The Fixed Account is made up of all of the general assets of ReliaStar New York other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar New York will invest the assets of the Fixed Account in those assets chosen by ReliaStar New York and allowed by applicable law.

     ReliaStar New York guarantees that it will credit interest at a rate of not less than 3.00% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. ReliaStar New York may credit interest at a rate in excess of 3.00% per year; however, ReliaStar New York is not obligated to do so. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.00% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR NEW YORK. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.00% FOR ANY GIVEN YEAR.

                                   APPENDIX B

          PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

     From time to time, ReliaStar New York may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

     The yield of the Sub-Account investing in Fidelity's VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in Fidelity's VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     ReliaStar New York may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     ReliaStar New York may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

     The value of Sub-Account Accumulation Units will vary up or down depending upon performance of the applicable Fund and will be computed based upon an initial unit value established as of the date of this Prospectus.

                      STATEMENT OF ADDITIONAL INFORMATION

                            ------------------------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

                                   ISSUED BY

                      RELIASTAR LIFE INSURANCE COMPANY OF
                 NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT II

                                      AND

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 2000 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II (the "Variable Account") and ReliaStar Life Insurance Company of New York ("ReliaStar New York") (formerly known as ReliaStar Bankers Security Life Insurance Company). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                            ------------------------

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
Introduction................................................   SAI-2
Administration of the Contracts.............................   SAI-2
Custody of Assets...........................................   SAI-2
Experts.....................................................   SAI-2
Distribution of the Contracts...............................   SAI-2
Calculation of Yield and Return.............................   SAI-3
Financial Statements........................................  SAI-15


                            ------------------------


      The date of this Statement of Additional Information is May 1, 2000.

                                      SAI-1

                                  INTRODUCTION

     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible purchase payment contracts. The Contracts are sold both as Non-Qualified contracts and/or in connection with retirement plans which may qualify for special Federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity payouts under the Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar New York, and/or to the Fixed Account (which is the general account of ReliaStar New
York). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds").

                        ADMINISTRATION OF THE CONTRACTS


     ReliaStar New York performs certain administrative functions ("Administrative Functions") relating to the Contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. ReliaStar New York receives no payment for performing any of the Administrative Functions.


                               CUSTODY OF ASSETS

     ReliaStar New York maintains custody of the assets of the Variable Account. As Custodian, ReliaStar New York holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds and are not issued in certificated form.


                                    EXPERTS





     The financial statements of ReliaStar Life Insurance Company of New York, as of and for the two years ended December 31, 1999 and December 31, 1998, which are included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



     The Variable Account had no assets as of December 31, 1999, and therefore, no financial statements are included.


                         DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc. ("WSSI"), which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of ReliaStar New York. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     As of December 31, 1999, WSSI was not paid any fees by the Company in connection with distribution of the Contracts.


     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar New York. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By ReliaStar New York -- Surrender Charge (Contingent Deferred Sales Charge)."

                                      SAI-2

                        CALCULATION OF YIELD AND RETURN

     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                               365/7
                   ------------------------------
EFFECTIVE YIELD =  [(Base Period Return + 1)] - 1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.


     Assuming that the Sub-Account investing in the VIP Money Market Portfolio was then in existence, the yield and effective yield of the Sub-Account for the seven-day period ending December 31, 1999 would have been as follows:



                                             YIELD:              4.89%
                                             EFFECTIVE YIELD:    5.01%


     STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

YIELD =   2 [(a - b + 1)(6) - 1]
         ------------------------
                    cd

        Where:

          a = net investment earned during the period by the Fund or Portfolio attributable to shares owned by the Sub-Account.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of Accumulation Units outstanding during the period.

          d = the maximum offering price per Accumulation Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which ReliaStar New York calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, the deductions for the Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation

                                      SAI-3
assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

 TR   =   ((ERV/P) 1/N) - 1
Where:
 TR   =   The average annual total return net of Sub-Account recurring charges.
ERV   =   the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the
          period.
  P   =   a hypothetical initial payment of $1,000.
  N   =   the number of years in the period.

                                      SAI-4

     Such average annual total return information for the Sub-Accounts is as follows:


                                                      FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                       PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      DATE OF INCEPTION OF
SUB-ACCOUNT                                              12/31/99         12/31/99         12/31/99       SUB-ACCOUNT TO 12/31/99
-----------                                           --------------   --------------   ---------------   -----------------------
AIM V.I. Dent Demographic Trends Fund
  (Sub-Account Inception: 5/1/00)...................       N/A              N/A               N/A                   N/A
Alger American Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Alger American Leveraged AllCap Portfolio
  (Sub-Account Inception: 5/1/00)...................       N/A              N/A               N/A                   N/A
Alger American MidCap Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Alger American Small Capitalization Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Fidelity VIP Equity-Income Portfolio -- Initial
  Class
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Fidelity VIP Growth Portfolio -- Initial Class
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Fidelity VIP High Income Portfolio -- Initial Class
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Fidelity VIP II Contrafund(R) Portfolio -- Initial
  Class
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Fidelity VIP II Index 500 Portfolio -- Initial Class
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Fidelity VIP II Investment Grade Bond Portfolio --
  Initial Class
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Janus Aspen Aggressive Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Janus Aspen Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Janus Aspen International Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Janus Aspen Worldwide Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Neuberger Berman Advisers Management Trust Partners
  Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Neuberger Berman Advisers Management Trust Socially
  Responsive Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
OCC Accumulation Trust Equity Portfolio**
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
OCC Accumulation Trust Global Equity Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
OCC Accumulation Trust Managed Portfolio**
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
OCC Accumulation Trust Small Cap Portfolio**
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Pilgrim VP Growth Opportunities Portfolio
  (Sub-Account Inception: 5/1/00)...................       N/A              N/A               N/A                   N/A
Pilgrim VP Growth + Value Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Pilgrim VP High Yield Bond Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Pilgrim VP International Value Portfolio
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Pilgrim VP MagnaCap Portfolio
  (Sub-Account Inception: 5/1/00)...................       N/A              N/A               N/A                   N/A
Pilgrim VP MidCap Opportunities Portfolio
  (Sub-Account Inception: 5/1/00)...................       N/A              N/A               N/A                   N/A
Pilgrim VP Research Enhanced Index Portfolio*
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Pilgrim VP SmallCap Opportunities Portfolio*
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Putnam VT Growth and Income Fund -- Class IA Shares
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A


                                      SAI-5

                                                      FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                       PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      DATE OF INCEPTION OF
SUB-ACCOUNT                                              12/31/99         12/31/99         12/31/99       SUB-ACCOUNT TO 12/31/99
-----------                                           --------------   --------------   ---------------   -----------------------
Putnam VT New Opportunities Fund -- Class IA Shares
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A
Putnam VT Voyager Fund -- Class IA Shares
  (Sub-Account Inception: 2/11/99)..................       N/A              N/A               N/A                   N/A


                                      SAI-6

     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Such average annual total return information for the Sub-Accounts is as follows:


                                                   FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED        DATE OF INCEPTION OF
                   SUB-ACCOUNT                        12/31/99         12/31/99         12/31/99       FUND PORTFOLIO TO 12/31/99
                   -----------                     --------------   --------------   ---------------   --------------------------
AIM V.I. Dent Demographic Trends Fund
  (Portfolio Inception: 12/29/99)................         N/A             N/A               N/A                    N/A
Alger American Growth Portfolio
  (Portfolio Inception: 1/9/89)..................       26.44%          28.83%            21.16%                 21.32%
Alger American Leveraged AllCap Portfolio
  (Portfolio Inception: 1/25/95).................       70.15%            N/A               N/A                  44.19%
Alger American MidCap Growth Portfolio
  (Portfolio Inception: 5/3/93)..................       24.57%          24.06%              N/A                  22.96%
Alger American Small Capitalization Portfolio
  (Portfolio Inception: 9/21/88).................       35.98%          20.57%            16.55%                 19.16%
Fidelity VIP Equity-Income Portfolio -- Initial
  Class
  (Portfolio Inception: 10/9/86).................       (0.59)%         16.55%            12.87%                 12.17%
Fidelity VIP Growth Portfolio -- Initial Class
  (Portfolio Inception: 10/9/86).................       30.08%          27.64%            18.24%                 17.09%
Fidelity VIP High Income Portfolio -- Initial
  Class
  (Portfolio Inception: 9/19/85).................        1.21%           8.77%            10.84%                  9.32%
Fidelity VIP II Contrafund(R)
  Portfolio -- Initial Class
  (Portfolio Inception: 1/3/95)..................       17.08%            N/A               N/A                  25.65%
Fidelity VIP II Index 500 Portfolio -- Initial
  Class
  (Portfolio Inception: 8/27/92).................       13.39%          26.07%              N/A                  19.36%
Fidelity VIP II Investment Grade Bond
  Portfolio -- Initial Class
  (Portfolio Inception: 12/5/88).................       (7.87)%          5.18%             5.66%                  5.93%
Janus Aspen Aggressive Growth Portfolio
  (Portfolio Inception: 9/13/93).................      116.84%          34.08%              N/A                  32.51%
Janus Aspen Growth Portfolio
  (Portfolio Inception: 9/13/93).................       36.54%          27.79%              N/A                  22.51%
Janus Aspen International Growth Portfolio
  (Portfolio Inception: 5/2/94)..................       74.31%          31.13%              N/A                  26.15%
Janus Aspen Worldwide Growth Portfolio
  (Portfolio Inception: 9/13/93).................       56.73%          31.48%              N/A                  27.87%
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio
  (Portfolio Inception: 9/10/84).................       (5.38)%          3.39%             4.35%                  5.95%
Neuberger Berman Advisers Management Trust
  Partners Portfolio
  (Portfolio Inception: 3/22/94).................        0.43%          18.96%              N/A                  15.50%
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio
  (Portfolio Inception: 2/18/99).................         N/A             N/A               N/A                    N/A
OCC Accumulation Trust Equity Portfolio**
  (Portfolio Inception: 8/1/88)..................       (4.33)%         17.93%            13.84%                 14.04%
OCC Accumulation Trust Global Equity Portfolio
  (Portfolio Inception: 3/1/95)..................       19.32%            N/A               N/A                  15.98%
OCC Accumulation Trust Managed Portfolio**
  (Portfolio Inception: 8/1/88)..................       (1.91)%         17.64%            14.96%                 16.05%
OCC Accumulation Trust Small Cap Portfolio**
  (Portfolio Inception: 8/1/88)..................       (8.64)%          6.25%             9.54%                  9.91%
Pilgrim VP Growth Opportunities Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP Growth + Value Portfolio
  (Portfolio Inception: 5/6/94)..................       86.84%          30.44%              N/A                  27.04%
Pilgrim VP High Yield Bond Portfolio
  (Portfolio Inception: 5/6/94)..................      (10.01)%          6.16%              N/A                   5.13%
Pilgrim VP International Value Portfolio
  (Portfolio Inception: 8/8/97)..................       42.65%            N/A               N/A                  23.96%
Pilgrim VP MagnaCap Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP MidCap Opportunities Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP Research Enhanced Index Portfolio*
  (Portfolio Inception: 5/6/94)..................       (1.10)%          6.33%              N/A                   5.71%


                                      SAI-7

                                                   FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED        DATE OF INCEPTION OF
                   SUB-ACCOUNT                        12/31/99         12/31/99         12/31/99       FUND PORTFOLIO TO 12/31/99
                   -----------                     --------------   --------------   ---------------   --------------------------
Pilgrim VP SmallCap Opportunities Portfolio*
  (Portfolio Inception: 5/6/94)..................      132.26%          33.02%              N/A                  28.92%
Putnam VT Growth and Income Fund -- Class IA
  Shares
  (Portfolio Inception: 2/1/88)..................       (5.27)%         17.33%            12.38%                 13,57%
Putnam VT New Opportunities Fund -- Class IA
  Shares
  (Portfolio Inception: 5/2/94)..................       61.56%          30.70%              N/A                  28.21%
Putnam VT Voyager Fund -- Class IA Shares
  (Portfolio Inception: 2/1/88)..................       50.58%          29.55%            20.59%                 19.83%


                                      SAI-8

     ReliaStar New York may also disclose average annual total returns for the Investment Fund's Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such average annual total return information for the Portfolios of the Investment Funds is as follows:


                                                   FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED        DATE OF INCEPTION OF
SUB-ACCOUNT                                           12/31/99         12/31/99         12/31/99       FUND PORTFOLIO TO 12/31/99
-----------                                        --------------   --------------   ---------------   --------------------------
AIM V.I. Dent Demographic Trends Fund
  (Portfolio Inception: 12/29/99)................         N/A             N/A               N/A                    N/A
Alger American Growth Portfolio
  (Portfolio Inception: 1/9/89)..................       33.74%          30.94%            22.89%                 23.05%
Alger American Leveraged AllCap Portfolio
  (Portfolio Inception: 1/25/95).................       78.06%            N/A               N/A                  46.41%
Alger American MidCap Growth Portfolio
  (Portfolio Inception: 5/3/93)..................       31.85%          26.14%              N/A                  24.72%
Alger American Small Capitalization Portfolio
  (Portfolio Inception: 9/21/88).................       43.42%          22.64%            18.22%                 20.85%
Fidelity VIP Equity-Income Portfolio -- Initial
  Class
  (Portfolio Inception: 10/9/86).................        6.33%          18.61%            14.49%                 13.78%
Fidelity VIP Growth Portfolio -- Initial Class
  (Portfolio Inception: 10/9/86).................       37.44%          29.74%            19.94%                 18.76%
Fidelity VIP High Income Portfolio -- Initial
  Class
  (Portfolio Inception: 9/19/85).................        8.16%          10.86%            12.43%                 10.88%
Fidelity VIP II Contrafund(R)
  Portfolio -- Initial Class
  (Portfolio Inception: 1/3/95)..................       24.25%            N/A               N/A                  27.73%
Fidelity VIP II Index 500 Portfolio -- Initial
  Class
  (Portfolio Inception: 8/27/92).................       20.51%          28.16%              N/A                  21.07%
Fidelity VIP II Investment Grade Bond
  Portfolio -- Initial Class
  (Portfolio Inception: 12/5/88).................       (1.05)%          7.30%             7.19%                  7.46%
Janus Aspen Aggressive Growth Portfolio
  (Portfolio Inception: 9/13/93).................      125.40%          36.23%              N/A                  34.40%
Janus Aspen Growth Portfolio
  (Portfolio Inception: 9/13/93).................       43.98%          29.89%              N/A                  24.27%
Janus Aspen International Growth Portfolio
  (Portfolio Inception: 5/2/94)..................       82.27%          33.25%              N/A                  28.17%
Janus Aspen Worldwide Growth Portfolio
  (Portfolio Inception: 9/13/93).................       64.45%          33.60%              N/A                  29.69%
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio
  (Portfolio Inception: 9/10/84).................        1.48%           5.52%             5.86%                  7.47%
Neuberger Berman Advisers Management Trust
  Partners Portfolio
  (Portfolio Inception: 3/22/94).................        7.37%          21.03%              N/A                  17.47%
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio
  (Portfolio Inception: 2/18/99).................         N/A             N/A               N/A                    N/A
OCC Accumulation Trust Equity Portfolio**
  (Portfolio Inception: 8/1/88)..................        2.54%          19.94%            15.46%                 15.66%
OCC Accumulation Trust Global Equity Portfolio
  (Portfolio Inception: 3/1/95)..................       26.53%            N/A               N/A                  18.06%
OCC Accumulation Trust Managed Portfolio**
  (Portfolio Inception: 8/1/88)..................        5.00%          19.69%            16.60%                 17.70%
OCC Accumulation Trust Small Cap Portfolio**
  (Portfolio Inception: 8/1/88)..................       (1.83)%          8.35%            11.12%                 11.48%
Pilgrim VP Growth Opportunities Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP Growth + Value Portfolio
  (Portfolio Inception: 5/6/94)..................       94.98%          32.56%              N/A                  29.07%
Pilgrim VP High Yield Bond Portfolio
  (Portfolio Inception: 5/6/94)..................       (3.22)%          8.63%              N/A                   7.47%
Pilgrim VP International Value Portfolio
  (Portfolio Inception: 8/8/97)..................       50.18%            N/A               N/A                  27.15%
Pilgrim VP MagnaCap Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP MidCap Opportunities Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP Research Enhanced Index Portfolio*
  (Portfolio Inception: 5/6/94)..................        5.82%           8.84%              N/A                   8.09%
Pilgrim VP SmallCap Opportunities Portfolio*
  (Portfolio Inception: 5/6/94)..................      141.03%          35.16%              N/A                  30.97%


                                      SAI-9

                                                   FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED        DATE OF INCEPTION OF
SUB-ACCOUNT                                           12/31/99         12/31/99         12/31/99       FUND PORTFOLIO TO 12/31/99
-----------                                        --------------   --------------   ---------------   --------------------------
Putnam VT Growth and Income Fund -- Class IA
  Shares
  (Portfolio Inception: 2/1/88)..................        1.59%          19.39%            14.00%                 15.19%
Putnam VT New Opportunities Fund -- Class IA
  Shares
  (Portfolio Inception: 5/2/94)..................       69.35%          32.82%              N/A                  30.24%
Putnam VT Voyager Fund -- Class IA Shares
  (Portfolio Inception: 2/1/88)..................       58.22%          31.66%            22.31%                 21.54%


                                     SAI-10

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:

              RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS


                                                      FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                       PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      DATE OF INCEPTION OF
SUB-ACCOUNT                                              12/31/99         12/31/99         12/31/99       SUB-ACCOUNT TO 12/31/99
-----------                                           --------------   --------------   ---------------   -----------------------
AIM V.I. Dent Demographic Trends Fund
  (Sub-Account Inception: 5/1/00)...................        N/A              N/A               N/A                   N/A
Alger American Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Alger American Leveraged AllCap Portfolio
  (Sub-Account Inception: 5/1/00)...................        N/A              N/A               N/A                   N/A
Alger American MidCap Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Alger American Small Capitalization Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Fidelity VIP Equity-Income Portfolio -- Initial
  Class
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Fidelity VIP Growth Portfolio -- Initial Class
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Fidelity VIP High Income Portfolio -- Initial Class
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Fidelity VIP II Contrafund(R) Portfolio -- Initial
  Class
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Fidelity VIP II Index 500 Portfolio -- Initial Class
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Fidelity VIP II Investment Grade Bond Portfolio --
  Initial Class
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Janus Aspen Aggressive Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Janus Aspen Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Janus Aspen International Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Janus Aspen Worldwide Growth Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Neuberger Berman Advisers Management Trust Partners
  Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Neuberger Berman Advisers Management Trust Socially
  Responsive Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
OCC Accumulation Trust Equity Portfolio**
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
OCC Accumulation Trust Global Equity Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
OCC Accumulation Trust Managed Portfolio**
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
OCC Accumulation Trust Small Cap Portfolio**
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Pilgrim VP Growth Opportunities Portfolio
  (Sub-Account Inception: 5/1/00)...................        N/A              N/A               N/A                   N/A
Pilgrim VP Growth + Value Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Pilgrim VP High Yield Bond Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Pilgrim VP International Value Portfolio
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Pilgrim VP MagnaCap Portfolio
  (Sub-Account Inception: 5/1/00)...................        N/A              N/A               N/A                   N/A


                                     SAI-11

                                                      FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                       PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      DATE OF INCEPTION OF
SUB-ACCOUNT                                              12/31/99         12/31/99         12/31/99       SUB-ACCOUNT TO 12/31/99
-----------                                           --------------   --------------   ---------------   -----------------------
Pilgrim VP MidCap Opportunities Portfolio
  (Sub-Account Inception: 5/1/00)...................        N/A              N/A               N/A                   N/A
Pilgrim VP Research Enhanced Index Portfolio*
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Pilgrim VP SmallCap Opportunities Portfolio*
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Putnam VT Growth and Income Fund -- Class IA Shares
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Putnam VT New Opportunities Fund -- Class IA Shares
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A
Putnam VT Voyager Fund -- Class IA Shares
  (Sub-Account Inception: 2/11/99)..................        N/A              N/A               N/A                   N/A


                                     SAI-12

    RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED OPERATIONS


                                                   FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED        DATE OF INCEPTION OF
SUB-ACCOUNT                                           12/31/99         12/31/99         12/31/99       FUND PORTFOLIO TO 12/31/99
-----------                                        --------------   --------------   ---------------   --------------------------
AIM V.I. Dent Demographic Trends Fund
  (Portfolio Inception: 12/29/99)................         N/A             N/A               N/A                    N/A
Alger American Growth Portfolio
  (Portfolio Inception: 1/9/89)..................       31.84%          29.09%            21.16%                 21.32%
Alger American Leveraged AllCap Portfolio
  (Portfolio Inception: 1/25/95).................       75.55%            N/A               N/A                  44.36%
Alger American MidCap Growth Portfolio
  (Portfolio Inception: 5/3/93)..................       29.97%          24.36%              N/A                  22.96%
Alger American Small Capitalization Portfolio
  (Portfolio Inception: 9/21/88).................       41.38%          20.91%            16.55%                 19.16%
Fidelity VIP Equity-Income Portfolio -- Initial
  Class
  (Portfolio Inception: 10/9/86).................        4.81%          16.93%            12.87%                 12.17%
Fidelity VIP Growth Portfolio -- Initial Class
  (Portfolio Inception: 10/9/86).................       35.48%          27.91%            18.24%                 17.09%
Fidelity VIP High Income Portfolio -- Initial
  Class
  (Portfolio Inception: 9/19/85).................        6.61%           9.28%            10.84%                  9.32%
Fidelity VIP II Contrafund(R)
  Portfolio -- Initial Class
  (Portfolio Inception: 1/3/95)..................       22.48%            N/A               N/A                  25.93%
Fidelity VIP II Index 500 Portfolio -- Initial
  Class
  (Portfolio Inception: 8/27/92).................       18.79%          26.36%              N/A                  19.36%
Fidelity VIP II Investment Grade Bond
  Portfolio -- Initial Class
  (Portfolio Inception: 12/5/88).................       (2.47)%          5.77%             5.66%                  5.93%
Janus Aspen Aggressive Growth Portfolio
  (Portfolio Inception: 9/13/93).................      122.24%          34.30%              N/A                  32.51%
Janus Aspen Growth Portfolio
  (Portfolio Inception: 9/13/93).................       41.94%          28.05%              N/A                  22.51%
Janus Aspen International Growth Portfolio
  (Portfolio Inception: 5/2/94)..................       79.71%          31.37%              N/A                  26.36%
Janus Aspen Worldwide Growth Portfolio
  (Portfolio Inception: 9/13/93).................       62.13%          31.72%              N/A                  27.87%
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio
  (Portfolio Inception: 9/10/84).................        0.02%           4.01%             4.35%                  5.95%
Neuberger Berman Advisers Management Trust
  Partners Portfolio
  (Portfolio Inception: 3/22/94).................        5.83%          19.32%              N/A                  15.81%
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio
  (Portfolio Inception: 2/18/99).................         N/A             N/A               N/A                    N/A
OCC Accumulation Trust Equity Portfolio**
  (Portfolio Inception: 8/1/88)..................        1.07%          18.30%            13.84%                 14.04%
OCC Accumulation Trust Global Equity Portfolio
  (Portfolio Inception: 3/1/95)..................       24.72%            N/A               N/A                  16.40%
OCC Accumulation Trust Managed Portfolio**
  (Portfolio Inception: 8/1/88)..................        3.49%          18.02%            14.96%                 16.05%
OCC Accumulation Trust Small Cap Portfolio**
  (Portfolio Inception: 8/1/88)..................       (3.24)%          6.81%             9.54%                  9.91%
Pilgrim VP Growth Opportunities Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP Growth + Value Portfolio
  (Portfolio Inception: 5/6/94)..................       92.24%          30.69%              N/A                  27.24%
Pilgrim VP High Yield Bond Portfolio
  (Portfolio Inception: 5/6/94)..................       (4.61)%          6.72%              N/A                   5.62%
Pilgrim VP International Value Portfolio
  (Portfolio Inception: 8/8/97)..................       48.05%            N/A               N/A                  25.33%
Pilgrim VP MagnaCap Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP MidCap Opportunities Portfolio
  (Portfolio Inception: 4/30/00).................         N/A             N/A               N/A                    N/A
Pilgrim VP Research Enhanced Index Portfolio*
  (Portfolio Inception: 5/6/94)..................        4.30%           6.89%              N/A                   6.19%
Pilgrim VP SmallCap Opportunities Portfolio*
  (Portfolio Inception: 5/6/94)..................      137.66%          33.25%              N/A                  29.12%
Putnam VT Growth and Income Fund -- Class IA
  Shares
  (Portfolio Inception: 2/1/88)..................        0.13%          17.71%            12.38%                 13.57%


                                     SAI-13

                                                   FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED        DATE OF INCEPTION OF
SUB-ACCOUNT                                           12/31/99         12/31/99         12/31/99       FUND PORTFOLIO TO 12/31/99
-----------                                        --------------   --------------   ---------------   --------------------------
Putnam VT New Opportunities Fund -- Class IA
  Shares
  (Portfolio Inception: 5/2/94)..................       66.96%          30.94%              N/A                  28.41%
Putnam VT Voyager Fund -- Class IA Shares
  (Portfolio Inception: 2/1/88)..................       55.98%          29.80%            20.59%                 19.83%


---------------

* The Pilgrim VP SmallCap Opportunities Portfolio (formerly the Northstar Galaxy Trust Emerging Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Pilgrim VP Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.



** On September 16, 1994, an investment company then called Quest for Value
   Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.



     The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. AIM Variable Insurance Funds, The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Trust are not affiliated with ReliaStar New York.


     ReliaStar New York may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

CTR   =   ERV/P - 1
Where:
CTR   =   the Cumulative Total Return net of Sub-Account recurring
          charges for the period.
ERV   =   the ending redeemable value of the hypothetical investment at the end of the period.
  P   =   a hypothetical single payment of $1,000.


     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1999.


     COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the

                                     SAI-14
basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

                              FINANCIAL STATEMENTS


     The Variable Account had no assets as of December 31, 1999, and therefore no financial statements are included.



     ReliaStar New York's statements of financial condition as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and comprehensive income, and cash flows for the years ended December 31, 1999 and 1998 which are included in this Statement of Additional Information, should be considered only as bearing on ReliaStar New York's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                     SAI-15

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                         (A WHOLLY-OWNED SUBSIDIARY OF


                  SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



                              FINANCIAL STATEMENTS


                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                      AND


                          INDEPENDENT AUDITORS' REPORT



                               TABLE OF CONTENTS



                                                                PAGE(S)
                                                                -------
INDEPENDENT AUDITORS' REPORT................................    F-2
FINANCIAL STATEMENTS:
  Balance Sheets............................................    F-3
  Statements of Income......................................    F-4
  Statements of Shareholder's Equity and Comprehensive
     Income.................................................    F-5
  Statements of Cash Flows..................................    F-6
  Notes to Financial Statements.............................    F-7

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder


ReliaStar Life Insurance Company of New York


(A Wholly Owned Subsidiary of Security-Connecticut Life Insurance Company)


Woodbury, New York



We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and comprehensive income, and cash flows for each of the two years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York as of December 31, 1999 and 1998 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Minneapolis, Minnesota


February 1, 2000

BALANCE SHEETS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



                 DECEMBER 31 (IN MILLIONS)                      1999        1998
----------------------------------------------------------------------------------

ASSETS
Fixed Maturity Securities (Amortized Cost: 1999, $1,489.6;
  1998, $1,503.9)                                             $1,473.0    $1,585.6
Equity Securities (Cost: 1999, $5.3; 1998, $5.5)                   5.5         5.7
Mortgage Loans on Real Estate                                    318.2       288.9
Real Estate                                                         .6         2.8
Policy Loans                                                      83.8        81.6
Other Invested Assets                                              5.3         8.0
Short-Term Investments                                            14.4        35.9
----------------------------------------------------------------------------------
TOTAL INVESTMENTS                                              1,900.8     2,008.5
Cash                                                                .9          --
Accounts and Notes Receivable                                     10.1         7.8
Reinsurance Receivable                                            50.1        43.2
Deferred Policy Acquisition Costs                                141.7       134.4
Present Value of Future Profits                                   79.4        68.2
Property and Equipment, Net                                        1.1         1.7
Accrued Investment Income                                         26.7        26.4
Goodwill                                                          33.7        34.6
Other Assets                                                        --         5.3
Assets Held in Separate Accounts                                 687.5       529.3
----------------------------------------------------------------------------------
TOTAL ASSETS                                                  $2,932.0    $2,859.4
----------------------------------------------------------------------------------
LIABILITIES
Future Policy and Contract Benefits                           $1,672.8    $1,736.3
Pending Policy Claims                                             26.4        27.7
Other Policyholder Funds                                          36.0        17.6
Income Taxes                                                      10.8        33.4
Other Liabilities                                                 59.4        56.3
Liabilities Related to Separate Accounts                         685.0       526.8
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                              2,490.4     2,398.1
----------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
Common Stock (Shares Issued: 1.4)                                  2.8         2.8
Additional Paid-In Capital                                       235.2       235.2
Retained Earnings                                                213.0       181.2
Accumulated Other Comprehensive Income (Loss)                     (9.4)       42.1
----------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                       441.6       461.3
----------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                    $2,932.0    $2,859.4
----------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

STATEMENTS OF INCOME


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



YEAR ENDED DECEMBER 31 (IN MILLIONS)                           1999      1998
------------------------------------------------------------------------------
REVENUES
Premiums                                                      $ 42.8    $ 41.7
Net Investment Income                                          149.7     157.0
Realized Investment Gains (Losses), Net                          (.3)      4.9
Policy and Contract Charges                                    100.7      95.5
Other Income                                                     3.8       3.5
------------------------------------------------------------------------------
TOTAL                                                          296.7     302.6
------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Benefits to Policyholders                                      156.2     166.9
Sales and Operating Expenses                                    47.7      54.5
Amortization of Deferred Policy Acquisition Costs and
  Present Value
  of Future Profits                                             30.1      37.7
Dividends and Experience Refunds to Policyholders                 .9       2.4
------------------------------------------------------------------------------
TOTAL                                                          234.9     261.5
------------------------------------------------------------------------------
Income Before Income Taxes                                      61.8      41.1
Income Tax Expense                                              22.0      14.7
------------------------------------------------------------------------------
NET INCOME                                                    $ 39.8    $ 26.4
------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



                                                                                    COMPREHENSIVE
                                                           SHAREHOLDER'S EQUITY        INCOME
                                                           --------------------    ---------------
          YEAR ENDED DECEMBER 31 (IN MILLIONS)               1999        1998       1999     1998
--------------------------------------------------------------------------------------------------
COMMON STOCK
Beginning and End of Year                                   $  2.8      $  2.8
-------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
Beginning and End of Year                                    235.2       235.2
-------------------------------------------------------------------------------
RETAINED EARNINGS
Beginning of Year                                            181.2       154.8
Net Income                                                    39.8        26.4     $ 39.8    $26.4
Dividends to Shareholder                                      (8.0)         --
-------------------------------------------------------------------------------
  End of Year                                                213.0       181.2
-------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of Year                                             42.1        40.1
Change for the Year                                          (51.5)        2.0      (51.5)     2.0
-------------------------------------------------------------------------------
  End of Year                                                 (9.4)       42.1
--------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)                                                        $(11.7)   $28.4
--------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                  $441.6      $461.3
--------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CASH FLOWS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



YEAR ENDED DECEMBER 31 (IN MILLIONS)                           1999       1998
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net Income                                                    $  39.8    $  26.4
Adjustments to Reconcile Net Income to Net Cash Provided by
  Operating Activities
  Interest Credited to Insurance Contracts                       70.0       74.1
  Future Policy Benefits                                       (117.8)    (115.7)
  Capitalization of Policy Acquisition Costs                    (29.2)     (29.0)
  Amortization of Deferred Policy Acquisition Costs and
     Present Value of Future Profits                             30.1       37.7
  Deferred Income Taxes                                           3.4       (2.3)
  Net Change in Receivables and Payables                         12.2       25.6
  Other Assets                                                    8.5       (1.1)
  Realized Investment (Gains) Losses, Net                          .3       (4.9)
  Other                                                          (2.4)      (5.3)
--------------------------------------------------------------------------------
     Net Cash Provided by Operating Activities                   14.9        5.5
--------------------------------------------------------------------------------

INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities                137.8       71.9
Proceeds from Maturities or Repayment of Fixed Maturity
  Securities                                                    188.7      173.0
Cost of Fixed Maturity Securities Acquired                     (311.0)    (182.5)
Sales (Purchases) of Equity Securities, Net                        --       (3.0)
Proceeds of Mortgage Loans Sold, Matured or Repaid               43.2       64.3
Cost of Mortgage Loans Acquired                                 (72.6)     (62.8)
Sales (Purchases) of Real Estate, Net                             2.8       (1.4)
Policy Loans Issued, Net                                         (2.2)       (.9)
Sales of Other Invested Assets, Net                               2.7        2.4
Sales (Purchases) of Short-Term Investments, Net                 21.5      (30.7)
--------------------------------------------------------------------------------
     Net Cash Provided by Investing Activities                   10.9       30.3
--------------------------------------------------------------------------------
FINANCING ACTIVITIES
Deposits to Insurance Contracts                                 146.9      144.0
Maturities and Withdrawals from Insurance Contracts            (163.8)    (182.3)
Dividends to Shareholder                                         (8.0)        --
--------------------------------------------------------------------------------
     Net Cash Used in Financing Activities                      (24.9)     (38.3)
--------------------------------------------------------------------------------
Increase (Decrease) in Cash                                        .9       (2.5)
Cash at Beginning of Year                                          --        2.5
--------------------------------------------------------------------------------
Cash at End of Year                                           $    .9    $    --
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



NOTE 1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES



NATURE OF OPERATIONS


ReliaStar Life Insurance Company of New York (the Company) is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; retirement plans and life and health reinsurance. The Company operates primarily in the United States and is authorized to conduct business in all 50 states.



BASIS OF PRESENTATION


The Company is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company (Security-Connecticut) which is a wholly-owned subsidiary of ReliaStar Life Insurance Company (ReliaStar Life) whose parent is ReliaStar Financial Corp. (ReliaStar). Effective January 1, 1998, Lincoln Security Life Insurance Company (Lincoln Security), an affiliate, merged with and into the Company pursuant to a statutory merger.



USE OF ESTIMATES


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



During 1998, the Company updated certain assumptions affecting deferred policy acquisition costs and present value of future profits for interest sensitive products. The change in assumptions reduced the deferred policy acquisition costs and present value of future profit balances by approximately $3 million in 1998.



During 1998, ReliaStar approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and affects approximately 60 positions at the Company's current service center operation. Estimated costs of $4.3 million (pre-tax) were recorded by the Company primarily for employee-related termination and non-cancelable lease contracts costs associated with vacated facilities. The remaining liability as of December 31, 1999, was $4.1 million and reflects payments of $.2 million made during 1999.



INVESTMENTS


Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are carried at fair value.



Equity securities (common stocks and nonredeemable preferred stocks) are carried at fair value.



Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.



Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.



Short-term investments are carried at amortized cost, which approximates fair value.



Unrealized investment gains and losses on equity securities and fixed maturity securities, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income (loss) component of shareholder's equity.



Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Statements of Income.



The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company periodically reviews all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.



INTEREST RATE SWAP AGREEMENTS


Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.



The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. Interest rate swaps are carried at fair value, and changes in fair value are recorded as a direct increase or decrease in the accumulated other comprehensive income component of shareholder's equity. In the event an interest rate swap agreement would cease to qualify for hedge accounting, changes in fair value of the affected swap would be recorded as income or expense. There were no terminations of interest rate swap agreements during 1999 and 1998.



POLICY ACQUISITION COSTS


Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.



Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.



Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.



PRESENT VALUE OF FUTURE PROFITS


The present value of future profits reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of policy acquisition costs.

An analysis of the PVFP asset account is presented below:



                       (IN MILLIONS)                          1999     1998
----------------------------------------------------------------------------
Balance, Beginning of Year                                    $68.2    $79.1
Acquisition                                                      --       .8
Imputed Interest                                                5.3      5.9
Amortization                                                  (12.3)   (21.3)
Impact of Net Unrealized Investment Losses                     18.2      3.7
----------------------------------------------------------------------------
BALANCE, END OF YEAR                                          $79.4    $68.2
----------------------------------------------------------------------------



Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1999 PVFP balance will be between 7% and 11% in each of the years 2000 through 2004. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.



PROPERTY AND EQUIPMENT


Property and equipment are carried at cost, net of accumulated depreciation of $3.4 million and $2.9 million at December 31, 1999 and 1998, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Depreciation expense for the years ending December 31, 1999 and 1998, totaled $.5 million and $.8 million, respectively.



GOODWILL


Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.



SEPARATE ACCOUNTS


The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (primarily to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.



FUTURE POLICY AND CONTRACT BENEFITS


Liabilities for future policy benefits for traditional life contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.



Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.



The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.



INCOME TAXES


The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative temporary differences in the assets and liabilities determined on a tax return and financial statement basis.

The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.



PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS


Recognition of Traditional Life, Group and Annuity Premium Revenue and Benefits to Policyholders -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.



Recognition of Universal Life-Type Contract Revenue and Benefits to Policyholders -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits to such contracts are not reported as premium revenues.



Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.



Recognition of Investment Contract Revenue and Benefits to
Policyholders -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Retirement plan contracts and certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.



Revenues for investment products consist of investment income and charges assessed against contract account values for policy administration. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.



CHANGES IN ACCOUNTING PRINCIPLES


Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.


Effective for transactions occurring on or after January 1, 1998, the Company adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which were deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard had no effect on the financial results of the Company.



Reporting Comprehensive Income


Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in a company's full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity from transactions and other events and circumstances from nonowner sources. Adoption of this standard had no effect on the financial results of the Company.

Employers' Disclosures about Pensions and Other Postretirement Benefits


Effective December 31, 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits." SFAS No. 132 requires new disclosures relating to a company's pension and other postretirement benefit plans. Adoption of this standard had no effect on the financial results of the Company.



Accounting for the Cost of Computer Software Developed or Obtained for Internal Use


Effective January 1, 1998, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP No. 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. Adoption of this standard did not have a significant effect on the financial results of the Company



RECLASSIFICATIONS


Certain prior year amounts have been reclassified to conform to current year presentation.



NOTE 2. INVESTMENTS



FIXED MATURITY SECURITIES


The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                                    GROSS UNREALIZED
                                                       AMORTIZED    -----------------      FAIR
           DECEMBER 31, 1999 (IN MILLIONS)               COST       GAINS    (LOSSES)     VALUE
-------------------------------------------------------------------------------------------------
United States Government and Government Agencies
  and Authorities                                      $   13.1     $  .4         --     $   13.5
States, Municipalities and Political Subdivisions           1.9        .1     $  (.5)         1.5
Foreign Governments                                         8.3        .1        (.1)         8.3
Public Utilities                                           97.9       2.7       (1.0)        99.6
Corporate Securities                                      984.8      12.6      (23.7)       973.7
Mortgage-Backed/Structured Finance                        382.4       4.2      (11.0)       375.6
Redeemable Preferred Stock                                  1.2        --        (.4)          .8
-------------------------------------------------------------------------------------------------
TOTAL                                                  $1,489.6     $20.1     $(36.7)    $1,473.0
-------------------------------------------------------------------------------------------------



                                                                    GROSS UNREALIZED
                                                       AMORTIZED    -----------------      FAIR
           DECEMBER 31, 1998 (IN MILLIONS)               COST       GAINS    (LOSSES)     VALUE
-------------------------------------------------------------------------------------------------
United States Government and Government Agencies
  and Authorities                                      $   24.4     $ 2.2         --     $   26.6
States, Municipalities and Political Subdivisions           7.4        .3         --          7.7
Foreign Governments                                        17.1       1.9         --         19.0
Public Utilities                                          105.7      11.0         --        116.7
Corporate Securities                                    1,016.4      59.7     $ (7.0)     1,069.1
Mortgage-Backed/Structured Finance                        331.7      14.5        (.7)       345.5
Redeemable Preferred Stock                                  1.2        --        (.2)         1.0
-------------------------------------------------------------------------------------------------
TOTAL                                                  $1,503.9     $89.6     $ (7.9)    $1,585.6
-------------------------------------------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                              AMORTIZED      FAIR
              DECEMBER 31, 1999 (IN MILLIONS)                   COST        VALUE
-----------------------------------------------------------------------------------
Maturing in:
  One Year or Less                                            $   58.5     $   58.2
  One to Five Years                                              537.1        539.4
  Five to Ten Years                                              376.5        369.1
  Ten Years or Later                                             135.1        130.6
Mortgage-Backed/Structured Finance                               382.4        375.7
-----------------------------------------------------------------------------------
TOTAL                                                         $1,489.6     $1,473.0
-----------------------------------------------------------------------------------



The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.



At December 31, 1999, the largest industry concentration in the private placement portfolio was mortgage-backed/structured finance, where 22.2% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance where 26.8% of the portfolio was invested.



EQUITY SECURITIES


The cost and fair value of investments in equity securities were as follows:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Cost                                                          $  5.3    $  5.5
Gross Unrealized Gains                                            .3        .4
Gross Unrealized Losses                                          (.1)      (.2)
------------------------------------------------------------------------------
FAIR VALUE                                                    $  5.5    $  5.7
------------------------------------------------------------------------------

MORTGAGE LOANS ON REAL ESTATE


Investments in mortgage loans on real estate were as follows:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Mortgage Loans, Non-Impaired                                  $316.8    $288.1
Mortgage Loans, Impaired                                         2.6       2.0
------------------------------------------------------------------------------
                                                               319.4     290.1
------------------------------------------------------------------------------
Allowance for Credit Losses, Beginning of Year                  (1.2)     (1.2)
  Increases                                                       --        --
  Decreases                                                       --        --
------------------------------------------------------------------------------
Allowances for Credit Losses, End of Year                       (1.2)     (1.2)
------------------------------------------------------------------------------
TOTAL                                                         $318.2    $288.9
------------------------------------------------------------------------------
Average Investment in Impaired Mortgage Loans on Real Estate  $  1.3    $  1.0
------------------------------------------------------------------------------



The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful, rather income is recognized for these loans as payments are received. Interest income recognized on impaired mortgage loans during the years ended December 31, 1999 and 1998, was $.2 million and $.2 million, respectively.



At December 31, 1999, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 36.1% of the commercial mortgage loan portfolio was invested.



INVESTMENT INCOME


Investment income summarized by type of investment was as follows:



            YEAR ENDED DECEMBER 31 (IN MILLIONS)               1999      1998
------------------------------------------------------------------------------
Fixed Maturity Securities                                     $119.4    $126.7
Equity Securities                                                 .3        .1
Mortgage Loans on Real Estate                                   24.9      23.7
Real Estate                                                       .4        .3
Policy Loans                                                     5.7       6.1
Other Invested Assets                                             --        .9
Short-Term Investments                                           1.9       2.1
------------------------------------------------------------------------------
  Gross Investment Income                                      152.6     159.9
Investment Expenses                                             (2.9)     (2.9)
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         $149.7    $157.0
------------------------------------------------------------------------------

REALIZED INVESTMENT GAINS AND LOSSES


Net pretax realized investment gains (losses) were as follows:



            YEAR ENDED DECEMBER 31 (IN MILLIONS)               1999      1998
------------------------------------------------------------------------------
Net Gains (Losses) on Sales
  Fixed Maturity Securities
     Gross Gains                                              $  3.5    $  3.9
     Gross Losses                                               (1.4)     (1.1)
  Other                                                          2.8       2.7
------------------------------------------------------------------------------
                                                                 4.9       5.5
------------------------------------------------------------------------------
Provisions for Losses
  Fixed Maturity Securities                                     (3.5)      (.4)
  Real Estate                                                   (1.7)      (.2)
------------------------------------------------------------------------------
                                                                (5.2)      (.6)
------------------------------------------------------------------------------
PRETAX REALIZED INVESTMENT GAINS (LOSSES)                     $  (.3)   $  4.9
------------------------------------------------------------------------------



OTHER INVESTMENT INFORMATION


Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Fixed Maturity Securities                                     $   .7    $   .1
Mortgage Loans on Real Estate                                     --        .1
Real Estate                                                      1.6        .7
------------------------------------------------------------------------------
TOTAL                                                         $  2.3    $   .9
------------------------------------------------------------------------------



Allowances for losses on investments are reflected on the Balance Sheets as a reduction of the related assets and were as follows:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Mortgage Loans                                                $  1.2    $  1.2
Real Estate                                                       .5       1.1
------------------------------------------------------------------------------



The components of net unrealized investment gains (losses) included in the accumulated other comprehensive income (loss) component of shareholder's equity are shown below:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Unrealized Investment Gains (Losses)                          $(14.8)   $ 84.5
DAC/PVFP Adjustment                                               .4     (19.7)
Deferred Income Taxes                                            5.0     (22.7)
------------------------------------------------------------------------------
TOTAL                                                         $ (9.4)   $ 42.1
------------------------------------------------------------------------------

The change in net unrealized investment gains and losses included in the change in accumulated other comprehensive income (loss) consisted of the following:



            YEAR ENDED DECEMBER 31 (IN MILLIONS)               1999      1998
------------------------------------------------------------------------------
Unrealized Investment Gains (Losses) Arising During The
  Period(1)                                                   $(63.3)   $  (.6)
Reclassification Adjustments(2)                                 (1.3)     (1.9)
Change in DAC/PVFP Adjustment(3)                                13.1       4.5
------------------------------------------------------------------------------
TOTAL                                                         $(51.5)   $  2.0
------------------------------------------------------------------------------



(1) Net of income taxes totaling $(34.0) million and $(.4) million for 1999 and 1998, respectively.


(2) Net of income taxes totaling $(.7) million and $(1.0) million for 1999 and 1998, respectively.


(3) Net of income taxes totaling $7.0 million and $2.5 million for 1999 and 1998, respectively.



NOTE 3. INCOME TAXES


The income tax liability reported on the Balance Sheets consisted of the following:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Current Income Taxes                                          $  5.6    $  3.9
Deferred Income Taxes                                            5.2      29.5
------------------------------------------------------------------------------
TOTAL                                                         $ 10.8    $ 33.4
------------------------------------------------------------------------------



Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:



                 DECEMBER 31 (IN MILLIONS)                     1999      1998
------------------------------------------------------------------------------
Future Policy and Contract Benefits                           $(33.3)   $(43.8)
Net Unrealized Investment Losses                                (5.0)       --
Investment Write-Offs and Allowances                            (8.2)      (.9)
Other                                                           (4.3)     (6.0)
------------------------------------------------------------------------------
  Gross Deferred Tax Asset                                     (50.8)    (50.7)
------------------------------------------------------------------------------
Deferred Policy Acquisition Costs                               26.2      24.0
Present Value of Future Profits                                 27.8      30.2
Net Unrealized Investment Gains                                   --      16.2
Other                                                            2.0       9.8
------------------------------------------------------------------------------
  Gross Deferred Tax Liability                                  56.0      80.2
------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                    $  5.2    $ 29.5
------------------------------------------------------------------------------



The provision for income taxes reported on the Statements of Income consisted of the following:



            YEAR ENDED DECEMBER 31 (IN MILLIONS)               1999      1998
------------------------------------------------------------------------------
Currently Payable                                             $ 18.6    $ 17.0
Deferred                                                         3.4      (2.3)
------------------------------------------------------------------------------
TOTAL                                                         $ 22.0    $ 14.7
------------------------------------------------------------------------------

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:



                   YEAR ENDED DECEMBER 31                      1999      1998
------------------------------------------------------------------------------
Statutory Tax Rate                                              35.0%     35.0%
Other                                                             .6        .8
------------------------------------------------------------------------------
EFFECTIVE TAX RATE                                              35.6%     35.8%
------------------------------------------------------------------------------



Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1999, the Company had accumulated approximately $11.3 million in its separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.



The Internal Revenue Service has completed its review of the Company's tax return for all years through 1995.



Cash paid for federal income taxes was $16.9 million and $12.8 million for the years ended December 31, 1999 and 1998, respectively.



NOTE 4. EMPLOYEE BENEFIT PLANS



SUCCESS SHARING PLAN AND ESOP


The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain ReliaStar performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components.



The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan.



In addition, the Success Sharing Plan has a 401(k) feature whereby participants may elect to contribute a percentage of their eligible earnings to the plan. Beginning in 1999, the Company matched participants' 401(k) contributions up to 6% of eligible earnings.



Costs charged to expense for the Success Sharing Plan were $.5 million and $.5 million for the years ended December 31, 1999 and 1998, respectively.



PENSION AND OTHER POSTRETIREMENT BENEFITS


The Company participates in funded and unfunded noncontributory defined benefit retirement plans, sponsored by ReliaStar Life, which provide benefits to all employees upon retirement. Effective December 31, 1998, the qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Eligible employees retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement. A curtailment gain was recorded in 1998 to reflect the impact of this plan amendment and the impact of employee reductions resulting from the transfer of certain accident and health administrative operations to a third party.



The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents through plans sponsored by ReliaStar Life. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.



The net periodic pension benefit allocated to the Company for all plans was $.3 million and $.3 million for the years ended December 31, 1999 and 1998, respectively.

STOCK INCENTIVE PLAN


Officers and key employees of the Company participate in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, the Company has recorded no compensation expense for its stock-based compensation plans other than for restricted stock and performance-based awards.



NOTE 5. UNPAID ACCIDENT AND HEALTH CLAIMS


The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:



                       (IN MILLIONS)                          1999     1998
----------------------------------------------------------------------------
Balance at January 1                                          $13.6    $ 9.3
Less Reinsurance Recoverables                                   9.1      3.1
----------------------------------------------------------------------------
Net Balance at January 1                                        4.5      6.2
Incurred Related to:
  Current Year                                                   .5       .9
  Prior Years                                                    .7       .8
----------------------------------------------------------------------------
Total Incurred                                                  1.2      1.7
Paid Related to:
  Current Year                                                   .3       .4
  Prior Years                                                    .5      3.0
----------------------------------------------------------------------------
Total Paid                                                       .8      3.4
Net Balance at December 31                                      4.9      4.5
Plus Reinsurance Recoverables                                  10.9      9.1
----------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                        $15.8    $13.6
----------------------------------------------------------------------------



The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Balance Sheets.



NOTE 6. SHAREHOLDER'S EQUITY



SHARE DATA


The authorized capital stock of the Company consists of 1,377,863 common shares with a par value of $2.00 per share, all of which are issued and outstanding.



DIVIDEND RESTRICTIONS


The Company's ability to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of New York. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.



Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company and advance notice thereof must be provided to the Superintendent of the New York Department of Insurance (the Superintendent). Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of
(i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.

STATUTORY SURPLUS AND NET INCOME


Net income of the Company, as determined in accordance with statutory accounting practices, was $30.9 million and $19.6 million for 1999 and 1998, respectively. The Company's statutory capital and surplus was $221.8 million and $202.4 million at December 31, 1999 and 1998, respectively.



NOTE 7. REINSURANCE



The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits.



Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1999 and 1998. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.



The Company's retention limit is $300,000 per insurable life for individual coverage. For group coverage and reinsurance assumed, the retention is $300,000 per life with per occurrence limitations, subject to certain maximums.



As of December 31, 1999, approximately 59% of the Company's reinsurance ceded, based on inforce, was ceded to one reinsurer. As of December 31, 1999, $3.8 billion of life insurance in force was ceded to other companies. The Company had assumed $2.7 billion of life insurance in force as of December 31, 1999.



The effect of reinsurance on premiums and recoveries was as follows:



            YEAR ENDED DECEMBER 31 (IN MILLIONS)               1999      1998
------------------------------------------------------------------------------
Direct Premiums                                               $ 71.5    $ 76.7
Reinsurance Assumed                                              2.4       2.5
Reinsurance Ceded                                              (31.1)    (37.5)
------------------------------------------------------------------------------
NET PREMIUMS                                                  $ 42.8    $ 41.7
------------------------------------------------------------------------------
REINSURANCE RECOVERIES                                        $ 18.0    $ 18.6
------------------------------------------------------------------------------



NOTE 8. RELATED PARTY TRANSACTIONS



The Company and its affiliates have entered into agreements whereby affiliates and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed to the Company were $25.3 million and $20.5 million in 1999 and 1998, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates. During 1999, the Company paid cash dividends of $8.0 million to Security-Connecticut.



ReliaStar Life and Security-Connecticut reinsure certain life policies written by the Company. Premiums ceded under these agreements were $14.4 million and $15.6 million for the years ended December 31, 1999 and 1998, respectively; and the net amount recoverable by the Company under these agreements were $14.1 million and $10.5 million as of December 31, 1999 and 1998, respectively.



NOTE 9. COMMITMENTS AND CONTINGENCIES



LITIGATION


The Company is a defendant in a number of lawsuits arising out of the normal course of its business. Some of the claims may seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and the Company can make no assurances that it will not be subjected to such an award.



FINANCIAL INSTRUMENTS


The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Balance Sheets.



The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain.



Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.



                 DECEMBER 31 (IN MILLIONS)                    1999    1998
---------------------------------------------------------------------------
CONTRACT OR NOTIONAL AMOUNT
Financial Instruments Whose Contract Amounts Represent
  Credit Risk
     Commitments to Extend Credit                             $5.9    $16.2
Financial Instruments Whose Notional or Contract Amounts
  Exceed the
  Amount of Credit Risk
     Interest Rate Swap Agreements                            50.0     62.0
---------------------------------------------------------------------------



Commitments to Extend Credit -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.



Interest Rate Swap Agreements -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements. At December 31, 1999, there was no unrealized gain on the agreements.



LEASES


The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $1.8 million for both 1999 and 1998.



Future minimum aggregate rental commitments at December 31, 1999, for operating leases were as follows:



                       (IN MILLIONS)
---------------------------------------------------------------------------------------
2000 - $1.8                                                                  2003 - $.7
2001 - $1.8                                                                  2004 - $.7
2002 - $1.2                                                   2005 and thereafter - $.7
---------------------------------------------------------------------------------------

NOTE 10. FAIR VALUE OF FINANCIAL INSTRUMENTS



The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.



SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.



The fair value estimates presented herein are based on pertinent information available to Management as of December 31, 1999 and 1998, respectively. Although Management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates; therefore, current estimates of fair value may differ significantly from the amounts presented herein.



The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:



FIXED MATURITY SECURITIES -- The estimated fair value disclosures for fixed maturity securities satisfy the fair value disclosure requirements of SFAS No. 107 (see Note 2).



EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.



MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.



CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.



OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.



INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.



The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.



The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.



CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.



OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:



                                                            1999                    1998
                                                    --------------------    --------------------
                                                    CARRYING      FAIR      CARRYING      FAIR
            DECEMBER 31 (IN MILLIONS)                AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS RECORDED AS ASSETS
  Fixed Maturity Securities                         $1,473.0    $1,473.0    $1,585.6    $1,585.6
  Equity Securities                                      5.5         5.5         5.7         5.7
  Mortgage Loans on Real Estate
     Commercial                                        266.8       265.2       247.1       262.8
     Residential and Other                              51.4        51.2        41.8        42.8
  Policy Loans                                          83.8        83.8        81.6        81.6
  Cash and Short-Term Investments                       15.3        15.3        35.9        35.9
  Other Financial Instruments Recorded as Assets        33.4        33.4        39.1        39.1
FINANCIAL INSTRUMENTS RECORDED AS LIABILITIES
  Investment Contracts
     Deferred Annuities                               (654.0)     (635.8)     (747.2)     (729.1)
     Supplementary Contracts and Immediate
       Annuities                                       (31.4)      (31.6)      (31.9)      (33.1)
     Other Investment Contracts                        (11.8)      (11.8)      (11.8)      (11.8)
  Claim and Other Deposit Funds                         (9.3)       (9.3)       (7.1)       (7.1)
  Other Financial Instruments Recorded as
     Liabilities                                       (39.1)      (39.1)      (51.0)      (51.0)
------------------------------------------------------------------------------------------------



Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.



Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                    PART C.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

     Part A: None

     Part B: ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II

     None


    RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

     Independent Auditors' Report

     Balance Sheets December 31, 1999 and 1998


     Statements of Income, Years Ended December 31, 1999 and 1998


     Statements of Shareholders' Equity and Comprehensive Income, Years Ended December 31, 1999 and 1998


     Statements of Cash Flows, Years Ended December 31, 1999 and 1998

     Notes to Financial Statements

(b) Exhibits:

     1. Resolution of the Board of Directors of ReliaStar New York Insurance Company of New York ("Depositor") authorizing the establishment of ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II ("Registrant").(6)

     2.  Not Applicable.

     3. (a) Form of General Distributor Agreement between Depositor and Washington Square Securities, Inc. ("WSSI").(7)

       (b) Forms of agreements between Depositor and broker-dealers with respect to the sale of Contracts.(7)


       (c)  Form of Broker-Dealer Agency Compensation Schedule.


     4.  (a)  Form of Contract.


       (b)  Form of Code Section 403(b) Endorsement.



       (c)  Form of Qualified Plan Endorsement.



       (d)  Form of Individual Retirement Annuity Endorsement.



       (e)  Form of Variable Annuity Endorsement.



       (f)  Form of Roth Individual Retirement Annuity Endorsement.



     5.  Form of Contract Application.


     6.  (a)  Amended Articles of Incorporation of Depositor.(3)

       (b)  Amended Bylaws of Depositor.(3)

     7.  Not Applicable.


     8. (a) Form of Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., and ReliaStar Life Insurance Company of New York.(9)



       (b) Form of Participation Agreement by and between Depositor and Fred Alger Management, Inc.(5)



       (c) Form of Amendment No. 1 to Participation Agreement by and between Depositor and Fred Alger Management, Inc.(1)



       (d) Form of Service Agreement by and between Depositor and Fred Alger Management, Inc.(5)



       (e) Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Form of Amendment No. 1.(4)

      (f) Form of Amendment Nos. 2 and 3 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.(5)



      (g) Form of Amendment No. 4 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.(1)



      (h) Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and From of Amendment No. 1.(4)



      (i) Form of Amendment Nos. 2 and 3 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.(5)



      (j) Form of Amendment No. 4 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.(1)



      (k) Form of Service Agreement by and between ReliaStar Life Insurance Company of New York and A I M Advisors, Inc.(10)



      (l)  Form of Service Contract with Fidelity Distributors Corporation.(2)



      (m) Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc.(2)



      (n) Form of Participation Agreement by and between Depositor and Janus Aspen Series.(5)



      (o) Form of Amendment No. 1 to Participation Agreement by and between Depositor and Janus Aspen Series.(1)



      (p) Form of Service Agreement by and between Depositor and Janus Aspen Series.(5)



      (q) Form of Participation Agreement by and among Depositor, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)



      (r) Form of Amendment No. 1 to Participation Agreement by and among Depositor, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(1)



      (s) Form of Service Agreement by and between Depositor and Neuberger Berman Management Inc.(5)



      (t) Form of Participation Agreement by and between Depositor and OpCap Advisors.(5)



      (u) Form of Amendment No. 1 to Agreement by and between Depositor and OpCap Advisors.(1)



      (v) Form of Service Agreement by and between Depositor and OpCap Advisors.(5)



      (w) Form of Participation Agreement among Depositor and Putnam Variable Trust and Putnam Mutual Funds Corp. and Form of Amendment No. 1.(2)



      (x) Form of Amendment No. 2 to Participation Agreement among Depositor and Putnam Variable Trust and Putnam Mutual Funds Corp.(1)



      (y) Form of Management Services Agreement by and between Depositor and ReliaStar Life Insurance Company.(4)



     9. Consent and Opinion of James M. Odland as to the legality of the securities being registered.



     10. Independent Auditors' Consent of Deloitte & Touche LLP.


     11. Not Applicable.

     12. Not Applicable.


     13. Schedules for Computation of Performance Quotations.(8)



     14. Powers of Attorney for Stephen A. Carb, R. Michael Conley, Richard R. Crowl, James R. Gelder, Ulric Haynes, Jr., Wayne R. Huneke, Mark S. Jordahl, Kenneth U. Kuk, James R. Miller, Fioravante G. Perotta, Robert
         C. Salipante, John G. Turner, Charles B. Updike, and Ross M. Weale.(9)

         ------------------------

 (1) Incorporated by reference to Depositor's 485BPOS to the Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed April 9, 1999.


 (2) Incorporated by reference to Depositor's Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed May 9, 1997.

 (3) Incorporated by reference to Depositor's Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-47527, filed March 6, 1998.

 (4) Incorporated by reference to Depositor's Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed December 31, 1996.

 (5) Incorporated by reference to Depositor's Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed August 1, 1997.

 (6) Incorporated by reference to Registrant's Form N-4 Registration Statement, File No. 333-61879, filed August 20, 1998.

 (7) Incorporated by reference to Registrant's Form N-4 Registration Statement, File No. 333-61879, filed December 30, 1998.


 (8) Incorporated by reference to Registrant's 485BPOS to the Form N-4 Registration Statement, File No. 333-61879, filed April 9, 1999.



 (9) Incorporated by reference to Depositor's 485BPOS to Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed April 7, 2000.



(10) Incorporated by reference to Depositor's Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed March 31, 2000.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------                 ------------------------------------
Stephen A. Carb                                     Director
Carb, Luria, Glassner, Cook & Kufeld
521 Fifth Avenue -- 9th Floor
New York, NY 10017
R. Michael Conley                                   Director
2910 Holly Lane
Plymouth, MN 55447
                                                    Director, Senior Vice President and General
Richard R. Crowl                                    Counsel
20 Washington Avenue South
Minneapolis, MN 55401
James R. Gelder                                     Director, President and Chief Executive Officer
20 Security Drive
Avon, CT 06001
Ambassador Ulric Haynes, Jr.                        Director
Executive Dean, Univ Int'l Relations
Hofstra University
145 Hofstra University
Hempstead, NY 11549-1450
Wayne R. Huneke                                     Director and Vice President
20 Washington Avenue South
Minneapolis, MN 55401
Mark S. Jordahl                                     Director, Vice President and Assistant Treasurer
20 Washington Avenue South
Minneapolis, MN 55401

NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------                 ------------------------------------
Kenneth U. Kuk                                      Director and Vice President
20 Washington Avenue South
Minneapolis, MN 55401
James R. Miller                                     Director, Vice President, Treasurer and Controller
20 Washington Avenue South
Minneapolis, MN 55401
Fioravante B. Perrotta                              Director
13 Clark Land
Essex, CT 06426
Robert C. Salipante                                 Director and Vice Chairman
20 Washington Avenue South
Minneapolis, MN 55401
John G. Turner                                      Director and Chairman
20 Washington Avenue South
Minneapolis, MN 55401
Charles B. Updike                                   Director
Schoeman, Marsh & Updike
60 East 42nd Street
New York, NY 10165-0048
Ross M. Weale                                       Director
56 Cove Road
Salem, NY 10590
James G. Cochran                                    Executive Vice President
4601 Fairfax Drice
Arlington, VA 22203
                                                    Executive Vice President and Chief Operating
Roger D. Roenfeldt                                  Officer
1000 Woodbury Road, Suite 102
Woodbury, NY 11797
                                                    Senior Vice President and Chief Administrative
William D. Bonneville                               Officer
1000 Woodbury Road, Suite 102
Woodbury, NY 11797
Susan M. Bergen                                     Secretary
20 Washington Avenue South
Minneapolis, MN 55401


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor, established by the Board of Directors of Depositor on June 15, 1998 pursuant to the laws of the State of New York. Depositor is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a Delaware Corporation.

     ReliaStar Financial Corp., the Parent Company ("RLR"), owns directly or indirectly, capital stock of subsidiary companies as follows as of March 17, 2000 (second and third tier subsidiaries are listed, indented, directly below their parent company):



                                                              OWNER AND
COMPANY                                                       PERCENTAGE
-------                                                       ----------
ReliaStar Life Insurance Company ("RLIC")...................  RLR-100%
  Northern Life Insurance Company ("NLIC")..................  RLIC-100%
     Norlic, Inc............................................  NLIC-100%
  Security-Connecticut Life Insurance Company ("SCL").......  RLIC-100%
     ReliaStar Life Insurance Company of New York
       ("RLNY").............................................  SCL-100%
  NWNL Benefits Corporation.................................  RLIC-100%
  ReliaStar Reinsurance Group (UK), Ltd.....................  RLIC-100%
ReliaStar Investment Research, Inc..........................  RLR-100%
Washington Square Securities, Inc. ("WSSI").................  RLR-100%
  Washington Square Insurance Agency, Inc. (Puerto Rico)....  WSSI-100%
Pilgrim Capital Corporation ("PCC")
     Common.................................................  RLR-100%
     Preferred..............................................  RLR-100%
  Pilgrim Advisors, Inc.....................................  PHC-100%
  Pilgrim Group, Inc. (PGI).................................  PHC-100%
     Pilgrim Securities, Inc. (PSI).........................  PGI-100%
       Pilgrim Funding, Inc.................................  PSI-100%
     Pilgrim Investments, Inc...............................  PGI-100%
     Pilgrim Financial, Inc.................................  PHC-100%
  Express American T.C. Corp................................  PHC-100%
  EAMC Liquidation Corp.....................................  PHC-100%
IB Holdings, Inc. ("IB")....................................  RLR-100%
  Northeastern Corporation..................................  IB-100%
  The New Providence Insurance Company, Limited.............  IB-100%
Successful Money Management Seminars, Inc. ("SMMS").........  RLR-100%
PrimeVest Financial Services, Inc. ("PVF")..................  RLR-100%
  PrimeVest Insurance Agency of Alabama, Inc................  PVF-100%
  PrimeVest Insurance Agency of New Mexico, Inc.............  PVF-100%
  PrimeVest Insurance Agency of Ohio, Inc.
     Class A................................................  Robert Chapman-100%
     Class B................................................  PVF-100%
  Branson Insurance Agency, Inc.............................  PVF-100%
  Granite Investment Services, Inc..........................  PVF-100%
  Bisys Brokerage Services, Inc.............................  PVF-100%
  Bancwest Investment Services, Inc.........................  PVF-100%
Arrowhead, Ltd..............................................  RLR-100%
ReliaStar Payroll Agent, Inc................................  RLR-100%
RelaStar Bancshares, Inc. ("RBS")...........................  RLR-100%
  ReliaStar Bank ("RB").....................................  RBS-100%
     ReliaStar Investment Services, Inc.....................  RB-100%
ReliaStar Managing Underwriters, Inc........................  RLR-100%
Financial Northeastern Corp. (FNC)..........................  RLR-100%
Financial Northeastern Securities, Inc......................  RLR-100%
FNC Insurance Services, Inc.................................  RLR-100%
ReliaStar National Trust Company............................  RLR-100%


ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of March 31, 2000 there were no owners of the Contracts.


ITEM 28.  INDEMNIFICATION

     Reference is hereby made to Section 5.01 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, including directors, officers, employees and agents of Management, under certain conditions. Section 4.01 of the Bylaws mandates indemnification by Management of its directors and officers under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or Management, pursuant to the foregoing provisions or otherwise, Depositor and Management have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or Management in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or Management in connection with the securities being registered, Depositor or Management, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and Management, subject to a $500,000 deductible.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) WSSI is the principal underwriter of the Contracts. WSSI is also the distributor and underwriter of variable life contracts issued by ReliaStar Life Insurance Company of New York through ReliaStar Life Insurance Company of New York Variable Life Separate Account I. WSSI also acts as distributor of (i) USLICO Series Fund, which funds variable life insurance policies of related companies; (ii) variable life insurance policies and variable annuity contracts issued by the Company's affiliate, ReliaStar Life Insurance Company; and (iii) variable annuity contracts issued by the Company's affiliate, Northern Life Insurance Company.

     (b) The directors and officers of WSSI are as follows:


NAME                                 POSITIONS AND OFFICES WITH WSSI
----                                 -------------------------------
Wayne R. Huneke                      Director
Robert C. Salipante                  Director
Jeffrey A. Montgomery                Director, President and Chief Operating Officer
Kenneth S. Cameranesi                Executive Vice President and Chief Operations Officer
Gene Grayson                         Vice President -- National Sales & Marketing
Keith A. Loveland                    Vice President and Chief Compliance Officer
David R. Sheridan                    Vice President
Daniel S. Kuntz                      Assistant Vice President and Treasurer
Margaret B. Wall                     Treasurer and Chief Financial Officer
Susan M. Bergen                      Secretary
Loralee A. Renelt                    Assistant Secretary
Allen L. Kidd                        Assistant Secretary



     The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals whose principal business addresses are listed after their respective names: David A. Sheridan, 20 Security Drive, Avon, Connecticut 06001; Allen L. Kidd, 222 North Arch Road, Richmond, Virginia 23236.


     (c) For the year ended December 31, 1998, WSSI received no fees in connection with distribution of the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 1000 Woodbury Road, Suite 102, Woodbury, New York 11797.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The Depositor and the Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of New York Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

     The Depositor represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar New York.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota on this 27th day of April, 2000.

                                         ReliaStar Life Insurance Company of New
                                         York
                                         Variable Annuity Separate
                                         Account II
                                                   (Registrant)
                                         By:  ReliaStar Life Insurance Company
                                         of New York
                                                    (Depositor)
                                         By:      /s/ JAMES R. GELDER
                                           -------------------------------------
                                                     James R. Gelder
                                          Chief Executive Officer and President


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Post-effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota on this 27th day of April, 2000.

                                         By:  ReliaStar Life Insurance Company
                                         of New York
                                                    (Depositor)
                                         By:      /s/ JAMES R. GELDER
                                           -------------------------------------
                                                     James R. Gelder
                                          Chief Executive Officer and President


     As required by the Securities Act of 1933, this Post-effective Amendment No. 2 to the Registration Statement has been signed on this 27th day of April, 2000 by the following directors and officers of Depositor in the capacities indicated:


              /s/ JAMES R. GELDER
------------------------------------------------       Chief Executive Officer and President
                James R. Gelder
              /s/ JAMES R. MILLER
------------------------------------------------       Vice President, Treasurer and Controller
                James R. Miller

Stephen A. Carb                       Wayne R. Huneke                       Robert C. Salipante
R. Michael Conley                     Mark S. Jordahl                       John G. Turner
Richard R. Crowl                      Kenneth U. Kuk                        Charles B. Updike
James R. Gelder                       James R. Miller                       Ross M. Weale
Ambassador Ulric Haynes, Jr.          Fioravante G. Perotta

     James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of ReliaStar Life Insurance Company of New York pursuant to powers of attorney duly executed by such persons.
                                                 /s/ JAMES M. ODLAND
                                         ---------------------------------------
                                            James M. Odland, Attorney-In-Fact

                                 EXHIBIT INDEX



(b) Exhibits



     3.  (c)  Form of Broker Dealer Compensation Schedule.



     4.  (a)  Form of Contract.



       (b)  Form of Code Section 403(b) Endorsement.



       (c)  Form of Qualified Plan Endorsement.



       (d)  Form of Individual Retirement Annuity Endorsement.



       (e)  Form of Variable Annuity Endorsement.



       (f)  Form of Roth Individual Retirement Annuity Endorsement.



     5.  Form of Contract Application.



     9. Consent and Opinion of James M. Odland as to the legality of the securities being registered.



     10.  Independent Auditors' Consent.



     15.  Powers of Attorney.